Capital Income Builder®
Investment portfolio
July 31, 2026
unaudited

Common stocks 76.82% Financials 15.41%	Shares	Value (000)
JPMorgan Chase & Co.	4,337,178	$1,525,776
NatWest Group PLC	91,532,577	870,696
DBS Group Holdings, Ltd.	14,521,831	838,166
Wells Fargo & Co.	8,864,860	766,367
PNC Financial Services Group, Inc.	2,948,630	736,774
Progressive Corp.	3,165,808	669,315
CME Group, Inc., Class A	2,418,774	647,723
UniCredit SpA	6,808,017	640,693
Morgan Stanley	2,771,439	583,166
BNP Paribas SA	4,564,512	577,203
BlackRock, Inc.	522,741	569,992
Banco Bilbao Vizcaya Argentaria SA	20,281,142	565,970
ING Groep NV	15,986,625	561,161
Zurich Insurance Group AG	723,225	550,884
KB Financial Group, Inc.	4,540,902	536,678
Truist Financial Corp.	8,829,704	457,732
Intact Financial Corp.	2,179,189	427,879
Munchener Ruckversicherungs-Gesellschaft AG	699,066	420,960
Tokio Marine Holdings, Inc.	8,234,800	419,956
Banco Santander SA	29,166,612	414,297
Banco BPM SpA	19,928,929	362,526
Apollo Asset Management, Inc.	2,623,376	329,470
Japan Post Bank Co., Ltd.	16,070,200	314,223
Euronext NV	1,620,919	296,449
Blackstone, Inc.	2,296,972	293,438
Samsung Fire & Marine Insurance Co., Ltd.	651,254	288,695
Sumitomo Mitsui Financial Group, Inc.	6,421,100	274,997
3i Group PLC	7,000,021	270,198
Bank of America Corp.	4,241,713	262,774
Marsh & McLennan Cos., Inc.	1,378,899	261,563
Mizuho Financial Group, Inc.	4,753,300	243,991
Skandinaviska Enskilda Banken AB, Class A	9,410,000	220,669
TPG, Inc., Class A	4,749,331	207,356
Hana Financial Group, Inc.	2,263,299	199,072
Blue Owl Capital, Inc., Class A (a)	19,126,382	197,002
T&D Holdings, Inc.	5,928,600	189,590
Canadian Imperial Bank of Commerce (CAD denominated) (a)	1,383,303	163,843
State Street Corp.	853,853	157,246
PICC Property and Casualty Co., Ltd., Class H	72,182,000	150,947
EFG International AG	7,053,050	140,285
BPER Banca SpA	8,392,081	136,160
Samsung Life Insurance Co., Ltd.	607,262	132,680
East West Bancorp, Inc.	1,001,794	131,235
Mitsubishi UFJ Financial Group, Inc.	5,712,700	128,217
Citizens Financial Group, Inc.	1,700,000	121,805
Shinhan Financial Group Co., Ltd.	1,674,625	118,282
Capital Income Builder — Page 1 of 64

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sampo Oyj, Class A	10,624,390	$117,909
Allianz SE	228,886	114,154
Nordnet AB	2,750,000	105,412
Power Corp. of Canada, subordinate voting shares	1,496,962	102,300
National Bank of Canada	621,471	100,523
HSBC Holdings PLC (HKD denominated)	4,622,400	99,139
Abu Dhabi Commercial Bank PJSC	22,670,846	92,584
Resona Holdings, Inc.	6,410,000	88,291
American International Group, Inc.	1,091,805	85,794
Hong Kong Exchanges and Clearing, Ltd.	1,639,300	85,410
Saudi National Bank (The)	7,464,760	78,008
Citigroup, Inc.	567,714	75,194
Bank of Hawaii Corp.	905,499	72,349
Vontobel Holding AG	676,750	72,241
Equitable Holdings, Inc.	1,466,314	69,870
360 ONE WAM, Ltd.	5,031,946	59,873
Poste Italiane SpA (a)	1,713,607	51,792
Western Union Co. (a)	7,134,974	45,378
Toronto-Dominion Bank (The)	362,083	43,403
Medibank Private, Ltd.	9,980,091	36,306
Patria Investments, Ltd., Class A	2,896,051	31,335
Bank of China, Ltd., Class H	41,808,000	29,374
Capital One Financial Corp.	130,687	27,315
AIA Group, Ltd.	2,146,400	21,690
Banco BTG Pactual SA, units	1,349,022	15,116
London Stock Exchange Group PLC	39,357	4,455
Sberbank of Russia PJSC (b)	19,327,472	— (c)
		20,099,316
Information technology 10.70%
Broadcom, Inc.	13,545,958	5,273,170
Taiwan Semiconductor Manufacturing Co., Ltd.	58,768,564	4,409,597
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	36,178	14,625
Microsoft Corp.	2,050,977	953,130
Seagate Technology Holdings PLC	674,262	577,256
Samsung Electronics Co., Ltd.	2,326,098	428,281
Tokyo Electron, Ltd.	1,181,050	411,981
Lenovo Group Ltd. (a)	111,859,329	340,325
KLA Corp.	1,844,160	337,149
Accenture PLC, Class A	1,613,433	267,701
SAP SE	1,391,318	252,981
TE Connectivity PLC	808,963	166,396
Texas Instruments, Inc.	523,705	144,406
Analog Devices, Inc.	346,966	127,479
TDK Corp.	5,283,235	99,884
Skyworks Solutions, Inc. (a)	862,760	53,733
Otsuka Corp. (a)	2,568,800	52,860
LITE-ON Technology Corp.	6,857,000	46,560
		13,957,514
Industrials 9.67%
RTX Corp.	9,491,160	2,042,687
BAE Systems PLC	34,188,281	964,858
Marubeni Corp.	23,466,800	767,109
Volvo AB, Class B	19,842,739	759,143
Capital Income Builder — Page 2 of 64

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	2,436,544	$711,788
Mitsubishi Corp.	18,841,100	565,570
Siemens AG	1,649,634	537,678
Honeywell International, Inc.	1,647,409	400,403
Paychex, Inc.	3,260,403	380,945
RELX PLC	10,572,772	371,483
Waste Management, Inc.	1,591,839	360,631
Deere & Co.	588,747	348,933
Schneider Electric SE	989,639	330,492
Bouygues SA	5,386,321	302,860
Ryanair Holdings PLC (ADR)	4,887,056	285,942
Northrop Grumman Corp.	490,973	266,343
ITOCHU Corp.	20,855,700	263,998
CK Hutchison Holdings, Ltd.	27,438,000	257,502
Deutsche Post AG	3,635,729	242,161
Automatic Data Processing, Inc.	904,496	241,012
Singapore Technologies Engineering, Ltd.	28,307,265	222,494
Localiza Rent a Car SA, ordinary nominative shares	25,290,696	187,642
Localiza Rent a Car SA	782,409	5,638
Airbus SE, non-registered shares	814,590	189,935
Watsco, Inc.	576,685	178,369
Honeywell Aerospace Inc. (d)	838,758	173,405
Weichai Power Co., Ltd., Class A	32,177,394	133,287
Lockheed Martin Corp.	210,645	122,751
SPIE SA	2,239,007	120,110
Komatsu, Ltd.	2,157,146	94,825
AirTAC International Group	2,181,000	89,416
CSX Corp.	1,661,182	83,724
Trinity Industries, Inc.	2,645,967	82,660
Hikari Tsushin, Inc.	277,900	68,433
Sulzer AG (a)	364,218	65,955
Qantas Airways, Ltd.	9,000,285	63,014
Transurban Group	5,907,311	61,560
Hitachi, Ltd.	1,540,000	50,980
Experian PLC	1,293,032	48,621
Robert Half, Inc.	1,178,978	44,565
Brambles, Ltd.	2,880,350	39,704
UL Solutions, Inc., Class A	321,616	29,473
Safran SA	72,686	28,364
LG Corp.	318,712	22,601
		12,609,064
Health care 8.61%
AbbVie, Inc.	10,055,634	2,523,361
AstraZeneca PLC (GBP denominated)	8,393,002	1,428,890
Gilead Sciences, Inc.	8,051,806	1,048,426
Amgen, Inc.	2,370,636	913,074
Abbott Laboratories	6,768,329	715,412
Merck & Co., Inc.	4,889,784	636,650
UnitedHealth Group, Inc.	1,514,690	627,687
Johnson & Johnson	2,105,257	539,683
Novo Nordisk AS, Class B	10,324,407	488,187
Takeda Pharmaceutical Co., Ltd.	10,077,550	349,188
Takeda Pharmaceutical Co., Ltd. (ADR)	7,343,700	125,504
Royalty Pharma PLC, Class A	7,427,586	433,994
Capital Income Builder — Page 3 of 64

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CVS Health Corp.	4,106,595	$428,852
Roche Holding AG, nonvoting shares	840,477	367,608
Sanofi	3,085,085	264,932
Medtronic PLC	1,455,734	124,305
Sandoz Group AG	1,209,564	98,387
GSK PLC	3,240,408	84,353
EssilorLuxottica SA	116,918	22,118
		11,220,611
Consumer staples 8.45%
Philip Morris International, Inc.	20,132,320	3,841,649
British American Tobacco PLC	39,093,559	2,407,857
British American Tobacco PLC (ADR)	3,041,264	184,453
Mondelez International, Inc., Class A	17,161,274	1,069,319
Altria Group, Inc.	10,280,570	702,471
Imperial Brands PLC	13,884,790	528,649
Nestle SA	4,972,269	498,242
Coca-Cola Co.	3,670,852	321,530
Kimberly-Clark Corp.	1,556,004	170,087
Danone SA	2,176,149	169,436
KT&G Corp.	1,333,191	167,479
Sysco Corp.	1,939,869	165,354
Marks and Spencer Group PLC	25,385,388	138,598
L’Oreal SA, non-registered shares	281,227	125,487
PepsiCo, Inc.	738,407	103,052
Procter & Gamble Co.	695,486	100,491
WH Group, Ltd.	76,168,194	82,069
Anheuser-Busch InBev SA/NV	867,244	75,205
Carlsberg A/S, Class B	501,497	73,979
Constellation Brands, Inc., Class A	368,437	47,982
Molson Coors Beverage Co., Class B, restricted voting shares	1,108,000	46,048
		11,019,437
Utilities 6.16%
Dominion Energy, Inc.	16,905,447	1,169,350
National Grid PLC	46,614,851	747,619
Engie SA	19,125,212	597,890
Engie SA, bonus shares	3,818,624	119,378
Iberdrola SA, non-registered shares	24,761,855	589,643
CenterPoint Energy, Inc.	13,770,296	578,903
Pinnacle West Capital Corp.	4,412,220	445,590
E.ON SE	20,056,681	432,847
SSE PLC	11,949,271	377,815
DTE Energy Co.	2,456,668	348,527
Xcel Energy, Inc.	4,295,655	335,920
Veolia Environnement SA	7,367,830	292,864
Atmos Energy Corp.	1,653,667	285,721
Duke Energy Corp.	1,930,359	242,125
Brookfield Infrastructure Partners, LP (CAD denominated)	4,731,808	197,866
Brookfield Infrastructure Partners, LP	389,439	16,263
RWE AG	3,165,725	208,739
American Water Works Co., Inc.	1,323,498	177,574
Power Grid Corp. of India, Ltd.	57,980,681	172,730
CMS Energy Corp.	2,374,521	170,942
Entergy Corp.	1,272,355	136,931
Capital Income Builder — Page 4 of 64

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Southern Co. (The)	997,626	$94,316
SembCorp Industries, Ltd.	20,005,900	86,111
NextEra Energy, Inc.	740,650	64,377
AES Corp.	3,439,574	50,493
Kansai Electric Power Co., Inc.	2,993,900	45,923
Sempra	496,120	43,931
Light SA, units (b)(d)	604,926	181
		8,030,569
Consumer discretionary 5.28%
Royal Caribbean Cruises, Ltd.	3,061,813	974,575
Starbucks Corp.	8,390,261	883,075
McDonald’s Corp.	3,122,353	845,034
Compagnie Generale des Etablissements Michelin	18,657,810	752,388
Industria de Diseno Textil SA	9,919,814	645,619
Home Depot, Inc.	1,879,920	624,058
Compagnie Financiere Richemont SA, Class A	1,893,589	447,135
Midea Group Co., Ltd., Class A	33,669,070	437,108
Yum! Brands, Inc.	2,593,631	397,552
Restaurant Brands International, Inc.	2,445,509	181,017
LVMH Moet Hennessy-Louis Vuitton SE	278,112	152,383
Darden Restaurants, Inc.	525,582	106,998
NEXT PLC	479,938	96,023
Vail Resorts, Inc. (a)	630,758	94,223
Moncler SpA	879,298	49,785
Suzuki Motor Corp.	3,736,400	48,987
Aristocrat Leisure, Ltd.	880,139	39,691
Amadeus IT Group SA, Class A, non-registered shares	459,789	28,281
Panasonic Holdings Corp.	934,900	25,173
Tractor Supply Co.	733,987	22,585
Genuine Parts Co.	154,045	19,159
H World Group, Ltd.	2,492,700	10,578
		6,881,427
Energy 4.99%
Canadian Natural Resources, Ltd. (CAD denominated)	29,464,047	1,403,580
Canadian Natural Resources, Ltd.	4,255,746	202,914
ExxonMobil Holdings Corp.	8,918,110	1,386,231
TotalEnergies SE (EUR denominated)	7,218,988	636,164
ONEOK, Inc.	6,359,777	577,532
Shell PLC (GBP denominated)	11,050,361	503,909
Shell PLC (ADR)	706,633	64,996
EOG Resources, Inc.	3,110,480	462,497
ConocoPhillips	3,478,216	419,056
Chevron Corp.	1,314,297	258,693
TC Energy Corp. (CAD denominated)	2,622,009	176,565
Cenovus Energy, Inc.	4,465,883	134,825
Cenovus Energy, Inc. (CAD denominated)	1,140,618	34,393
DT Midstream, Inc.	760,862	104,999
EQT Corp.	1,632,647	87,004
ADNOC Gas PLC	48,221,116	43,324
SLB, Ltd.	276,549	13,714
South Bow Corp.	— (c)	— (c)
		6,510,396
Capital Income Builder — Page 5 of 64

unaudited
Common stocks (continued) Materials 3.18%	Shares	Value (000)
Air Products and Chemicals, Inc.	2,547,260	$751,161
Rio Tinto PLC	4,406,275	426,032
Smurfit Westrock PLC	8,955,344	411,677
Vale SA, ordinary nominative shares	17,600,784	264,855
Vale SA (ADR), ordinary nominative shares	5,951,830	89,634
Linde PLC	650,552	311,211
BASF SE	5,202,598	302,369
Anglo American PLC	4,870,193	245,027
Barrick Mining Corp. (CAD denominated)	3,443,330	126,375
Barrick Mining Corp.	2,689,368	98,781
Antofagasta PLC	4,116,060	202,758
Nitto Denko Corp.	8,566,235	179,018
Shin-Etsu Chemical Co., Ltd.	3,418,300	124,610
Amcor PLC	2,473,769	111,023
BHP Group, Ltd.	2,280,838	96,792
Akzo Nobel NV (a)	1,131,008	79,192
International Paper Co.	1,489,692	60,824
Glencore PLC	8,041,605	58,851
International Flavors & Fragrances, Inc.	643,045	50,942
LyondellBasell Industries NV	697,272	43,287
Air Liquide SA	211,490	41,635
Nutrien, Ltd.	270,067	18,654
Dow, Inc.	569,372	17,246
CF Industries Holdings, Inc.	130,216	16,302
Valterra Platinum, Ltd. (ZAR denominated)	152,660	11,456
		4,139,712
Communication services 2.35%
Singapore Telecommunications, Ltd.	283,630,800	981,965
Publicis Groupe SA (a)	4,613,288	492,721
AT&T, Inc.	10,944,594	254,462
Nintendo Co., Ltd.	5,012,400	241,917
Verizon Communications, Inc.	4,903,006	229,510
Omnicom Group, Inc.	2,829,267	222,663
T-Mobile US, Inc.	845,613	146,046
Comcast Corp., Class A	5,998,738	143,730
Koninklijke KPN NV	29,786,540	141,206
NetEase, Inc.	3,254,700	86,240
Deutsche Telekom AG	2,304,002	71,098
Swisscom AG	43,033	33,108
BT Group PLC	5,430,953	14,734
Versant Media Group, Inc., Class A	200,945	7,232
		3,066,632
Real estate 2.02%
Welltower, Inc. REIT	3,230,309	757,314
Public Storage REIT	1,393,479	451,724
Prologis, Inc. REIT	1,529,887	221,237
Extra Space Storage, Inc. REIT	1,364,315	201,973
VICI Properties, Inc. REIT	7,012,028	184,767
Mindspace Business Parks REIT	29,892,332	154,178
AB Sagax, Class B	8,495,698	149,265
Equinix, Inc. REIT	126,200	128,633
CTP NV	6,174,485	110,931
Simon Property Group, Inc. REIT	433,475	99,426
Capital Income Builder — Page 6 of 64

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
UDR, Inc. REIT	2,221,845	$84,786
American Tower Corp. REIT	467,678	81,077
Kimco Realty Corp. REIT	295,754	7,536
		2,632,847
Total common stocks (cost: $61,050,173,000)		100,167,525
Preferred securities 0.28% Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	42,202,325	357,032
CoBank, ACB, Class E, 0% perpetual, noncumulative preferred shares (e)(f)	13,000	10,270
Total preferred securities (cost: $378,985,000)		367,302
Convertible stocks 1.34% Communication services 0.89%
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	11,584,032	581,518
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	11,581,895	580,948
Information technology 0.26%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (a)	5,803,193	243,038
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	1,430,822	91,973
		335,011
Financials 0.10%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	3,043,800	132,071
Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	2,339,772	114,485
Total convertible stocks (cost: $1,788,880,000)		1,744,033
Convertible bonds & notes 0.00% Information technology 0.00%	Principal amount (000)
Strategy, Inc., convertible notes, 0% 12/1/2029	USD2,438	2,154
Total convertible bonds & notes (cost: $2,128,000)		2,154
Bonds, notes & other debt instruments 15.38% U.S. Treasury bonds & notes 6.31% U.S. Treasury 6.31%
U.S. Treasury 6.75% 8/15/2026	35,000	35,042
U.S. Treasury 6.50% 11/15/2026	178,000	179,311
U.S. Treasury 4.25% 12/31/2026	250,000	250,313
U.S. Treasury 2.25% 2/15/2027	75	74
U.S. Treasury 6.625% 2/15/2027	65,000	65,937
U.S. Treasury 2.625% 5/31/2027	6,500	6,422
U.S. Treasury 3.75% 6/30/2027 (g)	517,000	515,263
U.S. Treasury 3.875% 7/31/2027	560	558
Capital Income Builder — Page 7 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 8/15/2027	USD353,000	$351,469
U.S. Treasury 6.375% 8/15/2027	54,937	56,188
U.S. Treasury 3.50% 9/30/2027	200,000	198,443
U.S. Treasury 3.50% 10/31/2027	200,000	198,270
U.S. Treasury 6.125% 11/15/2027	296,294	303,377
U.S. Treasury 3.375% 12/31/2027	150,000	148,242
U.S. Treasury 3.875% 12/31/2027	123,463	122,851
U.S. Treasury 4.125% 6/30/2028 (a)	55,610	55,469
U.S. Treasury 4.125% 7/31/2028	207,000	206,426
U.S. Treasury 2.875% 8/15/2028	148,319	144,327
U.S. Treasury 4.00% 1/31/2029 (g)	418,733	415,625
U.S. Treasury 3.875% 4/15/2029 (a)	156,000	154,245
U.S. Treasury 3.875% 5/15/2029 (a)	135,000	133,434
U.S. Treasury 4.50% 5/31/2029	125,100	125,667
U.S. Treasury 4.125% 6/15/2029	154,500	153,667
U.S. Treasury 4.125% 7/15/2029	278,926	277,379
U.S. Treasury 4.375% 12/31/2029	219,000	219,103
U.S. Treasury 4.00% 2/28/2030	3,000	2,964
U.S. Treasury 6.25% 5/15/2030	198,563	211,470
U.S. Treasury 3.875% 7/31/2030	24,282	23,828
U.S. Treasury 3.625% 9/30/2030	7,000	6,796
U.S. Treasury 3.625% 10/31/2030	8,000	7,761
U.S. Treasury 3.50% 11/30/2030	9,000	8,681
U.S. Treasury 3.875% 3/31/2031 (a)	20,000	19,549
U.S. Treasury 3.875% 4/30/2031 (a)	300,000	293,109
U.S. Treasury 4.125% 5/31/2031	40,000	39,489
U.S. Treasury 4.125% 6/30/2031 (a)	32,807	32,382
U.S. Treasury 4.25% 6/30/2031	20,000	19,843
U.S. Treasury 3.75% 8/31/2031	124,128	120,273
U.S. Treasury 4.375% 1/31/2032	10,000	9,957
U.S. Treasury 1.875% 2/15/2032	100,000	87,359
U.S. Treasury 4.125% 2/29/2032	114,000	112,094
U.S. Treasury 4.125% 3/31/2032	3,000	2,948
U.S. Treasury 4.00% 4/30/2032	4,500	4,392
U.S. Treasury 2.875% 5/15/2032	278,476	255,774
U.S. Treasury 4.00% 6/30/2032	31,000	30,215
U.S. Treasury 3.875% 9/30/2032	2,500	2,415
U.S. Treasury 3.75% 10/31/2032	7,500	7,189
U.S. Treasury 3.75% 11/30/2032	3,000	2,873
U.S. Treasury 3.875% 12/31/2032	26,000	25,062
U.S. Treasury 3.75% 2/28/2033	30,000	28,673
U.S. Treasury 4.125% 4/30/2033	3,500	3,414
U.S. Treasury 4.25% 5/31/2033	18,000	17,683
U.S. Treasury 4.25% 6/30/2033	148,771	146,069
U.S. Treasury 3.875% 8/15/2034	50,000	47,492
U.S. Treasury 4.625% 2/15/2035	25,300	25,248
U.S. Treasury 4.375% 5/15/2036	351,995	342,838
U.S. Treasury 4.50% 8/15/2039	25,000	23,963
U.S. Treasury 4.75% 2/15/2041	136,000	131,750
U.S. Treasury 4.00% 11/15/2042	12,950	11,250
U.S. Treasury 4.75% 11/15/2043	27,016	25,560
U.S. Treasury 4.625% 5/15/2044	27,000	25,074
U.S. Treasury 5.00% 5/15/2045	3,000	2,907
U.S. Treasury 5.00% 5/15/2046 (a)	201,401	194,871
Capital Income Builder — Page 8 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 5/15/2047	USD108,296	$76,806
U.S. Treasury 3.00% 2/15/2049 (g)	112,916	78,459
U.S. Treasury 1.375% 8/15/2050	38,101	17,669
U.S. Treasury 2.00% 8/15/2051	37,789	20,382
U.S. Treasury 2.25% 2/15/2052	207,137	118,242
U.S. Treasury 3.00% 8/15/2052	136,283	91,818
U.S. Treasury 4.75% 11/15/2053	50,000	46,097
U.S. Treasury 4.625% 2/15/2055	110,000	99,524
U.S. Treasury 4.75% 8/15/2055 (g)	349,322	322,659
U.S. Treasury 4.625% 11/15/2055	202,000	182,842
U.S. Treasury 4.75% 2/15/2056	413,437	382,171
U.S. Treasury 5.00% 5/15/2056	128,500	123,621
		8,230,607
U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (h)	5,169	4,520
Total U.S. Treasury bonds & notes		8,235,127
Mortgage-backed obligations 4.18% Federal agency mortgage-backed obligations 3.79%
Fannie Mae Pool #394854 6.50% 5/1/2027 (i)	— (c)	— (c)
Fannie Mae Pool #256821 6.50% 7/1/2027 (i)	2	2
Fannie Mae Pool #257145 6.50% 3/1/2028 (i)	— (c)	— (c)
Fannie Mae Pool #AX9959 3.50% 12/1/2029 (i)	72	71
Fannie Mae Pool #BA2999 3.50% 11/1/2030 (i)	86	84
Fannie Mae Pool #659096 6.50% 8/1/2032 (i)	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033 (i)	36	37
Fannie Mae Pool #CA1299 3.50% 3/1/2033 (i)	43	42
Fannie Mae Pool #MA3438 3.50% 8/1/2033 (i)	123	119
Fannie Mae Pool #MA3658 3.50% 5/1/2034 (i)	179	173
Fannie Mae Pool #CA4490 3.50% 8/1/2034 (i)	254	246
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (i)	45,806	42,805
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (i)	1,325	1,227
Fannie Mae Pool #887695 6.00% 6/1/2036 (i)	742	759
Fannie Mae Pool #MA4404 2.50% 8/1/2036 (i)	239	221
Fannie Mae Pool #894308 6.00% 10/1/2036 (i)	136	138
Fannie Mae Pool #902164 6.00% 11/1/2036 (i)	562	582
Fannie Mae Pool #902503 6.00% 11/1/2036 (i)	309	320
Fannie Mae Pool #BU3910 2.50% 12/1/2036 (i)	16	15
Fannie Mae Pool #903076 6.00% 12/1/2036 (i)	920	955
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (i)	53	53
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (i)	2,668	2,470
Fannie Mae Pool #BW0488 2.50% 5/1/2037 (i)	847	785
Fannie Mae Pool #AS9772 3.50% 6/1/2037 (i)	22	21
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (i)	5,660	5,241
Fannie Mae Pool #966172 7.00% 7/1/2037 (i)	79	79
Fannie Mae Pool #256845 6.50% 8/1/2037 (i)	40	42
Fannie Mae Pool #256960 6.50% 11/1/2037 (i)	175	183
Fannie Mae Pool #FS3558 2.50% 2/1/2038 (i)	75	70
Fannie Mae Pool #257137 7.00% 3/1/2038 (i)	12	13
Fannie Mae Pool #963269 5.50% 5/1/2038 (i)	688	697
Fannie Mae Pool #963341 5.50% 5/1/2038 (i)	198	200
Fannie Mae Pool #963454 5.50% 6/1/2038 (i)	662	671
Fannie Mae Pool #963796 5.50% 6/1/2038 (i)	214	214
Capital Income Builder — Page 9 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #929964 6.00% 9/1/2038 (i)	USD292	$303
Fannie Mae Pool #FS2490 5.50% 10/1/2038 (i)	6	6
Fannie Mae Pool #FM3708 5.50% 10/1/2038 (i)	2	2
Fannie Mae Pool #FS2101 5.50% 10/1/2038 (i)	1	1
Fannie Mae Pool #970772 5.50% 11/1/2038 (i)	26	26
Fannie Mae Pool #AE0392 5.50% 12/1/2039 (i)	40	41
Fannie Mae Pool #AL4324 6.50% 5/1/2040 (i)	4	5
Fannie Mae Pool #AL0152 6.00% 6/1/2040 (i)	2,186	2,269
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (i)	12,129	12,090
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (i)	137	131
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (i)	65,658	56,441
Fannie Mae Pool #AL1571 5.00% 6/1/2041 (i)	1,748	1,736
Fannie Mae Pool #AL0913 6.00% 7/1/2041 (i)	1,505	1,562
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (i)	47	45
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (i)	126	120
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (i)	235	223
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (i)	144	137
Fannie Mae Pool #AJ9165 4.00% 1/1/2042 (i)	3,871	3,674
Fannie Mae Pool #890407 4.00% 2/1/2042 (i)	358	341
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (i)	1,047	994
Fannie Mae Pool #AO6721 4.00% 6/1/2042 (i)	6,250	5,923
Fannie Mae Pool #AO1820 4.00% 6/1/2042 (i)	722	685
Fannie Mae Pool #890445 4.00% 7/1/2042 (i)	842	799
Fannie Mae Pool #AS0831 4.50% 10/1/2043 (i)	142	138
Fannie Mae Pool #AW4156 4.00% 5/1/2044 (i)	1,586	1,493
Fannie Mae Pool #AW4026 4.00% 6/1/2044 (i)	1,288	1,219
Fannie Mae Pool #AX2782 4.00% 9/1/2044 (i)	2,035	1,910
Fannie Mae Pool #AY1313 4.00% 3/1/2045 (i)	4,029	3,788
Fannie Mae Pool #AS6840 4.00% 3/1/2046 (i)	3,925	3,682
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (i)	648	592
Fannie Mae Pool #BC8719 4.00% 6/1/2046 (i)	1,651	1,540
Fannie Mae Pool #BC8720 4.00% 6/1/2046 (i)	1,281	1,201
Fannie Mae Pool #AS7598 4.00% 7/1/2046 (i)	3,517	3,287
Fannie Mae Pool #BD1967 4.00% 7/1/2046 (i)	1,348	1,260
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (i)	31	29
Fannie Mae Pool #MA2691 4.50% 7/1/2046 (i)	666	640
Fannie Mae Pool #AS7759 4.00% 8/1/2046 (i)	8,621	8,074
Fannie Mae Pool #AS7760 4.00% 8/1/2046 (i)	3,829	3,583
Fannie Mae Pool #AS7939 4.00% 9/1/2046 (i)	5,856	5,477
Fannie Mae Pool #AL9190 4.00% 9/1/2046 (i)	1,171	1,094
Fannie Mae Pool #BC4712 4.00% 10/1/2046 (i)	3,020	2,824
Fannie Mae Pool #BC4801 4.00% 11/1/2046 (i)	2,148	2,010
Fannie Mae Pool #BM3288 3.50% 12/1/2046 (i)	17	15
Fannie Mae Pool #MA2907 4.00% 2/1/2047 (i)	19	18
Fannie Mae Pool #AS9313 4.00% 3/1/2047 (i)	3,108	2,901
Fannie Mae Pool #BE3229 4.00% 3/1/2047 (i)	1,289	1,198
Fannie Mae Pool #BD7165 4.00% 4/1/2047 (i)	18	17
Fannie Mae Pool #AS9454 4.00% 4/1/2047 (i)	11	10
Fannie Mae Pool #BM4187 4.50% 5/1/2047 (i)	10,717	10,343
Fannie Mae Pool #BH2491 4.00% 6/1/2047 (i)	1,673	1,558
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (i)	2,087	1,923
Fannie Mae Pool #CA0243 4.50% 8/1/2047 (i)	10,555	10,118
Fannie Mae Pool #BJ1668 4.00% 12/1/2047 (i)	1,799	1,667
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (i)	391	364
Capital Income Builder — Page 10 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (i)	USD5,374	$5,148
Fannie Mae Pool #CA2033 4.00% 7/1/2048 (i)	7,513	6,982
Fannie Mae Pool #CA2157 4.00% 8/1/2048 (i)	15,339	14,258
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (i)	7,877	8,043
Fannie Mae Pool #BF0572 5.50% 4/1/2049 (i)	16,007	16,115
Fannie Mae Pool #FM2675 4.00% 6/1/2049 (i)	4,293	3,991
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (i)	12,523	11,638
Fannie Mae Pool #FM1966 3.00% 12/1/2049 (i)	3,359	2,870
Fannie Mae Pool #CA4819 4.00% 12/1/2049 (i)	6,241	5,792
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (i)	162,755	146,216
Fannie Mae Pool #CA5216 3.00% 2/1/2050 (i)	12,182	10,615
Fannie Mae Pool #CA5226 3.00% 2/1/2050 (i)	4,934	4,300
Fannie Mae Pool #FM2676 4.00% 3/1/2050 (i)	3,991	3,706
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (i)	28,876	26,843
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (i)	318	260
Fannie Mae Pool #CA6079 2.50% 6/1/2050 (i)	16	13
Fannie Mae Pool #BP9478 2.50% 7/1/2050 (i)	7,109	5,813
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (i)	23,778	20,906
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (i)	10,033	8,611
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (i)	5,572	4,784
Fannie Mae Pool #FM4346 2.00% 9/1/2050 (i)	2,122	1,657
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (i)	846	664
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (i)	515	405
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (i)	6,781	5,543
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (i)	15	13
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (i)	3,266	2,834
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (i)	892	769
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (i)	8,451	7,253
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (i)	4,659	4,081
Fannie Mae Pool #BQ8474 2.00% 12/1/2050 (i)	1,235	969
Fannie Mae Pool #BQ8428 2.00% 12/1/2050 (i)	1,192	931
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (i)	19,036	16,638
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (i)	6,088	5,226
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (i)	334	320
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (i)	897	733
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (i)	9,590	8,322
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (i)	8,987	7,685
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (i)	3,196	2,517
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (i)	703	549
Fannie Mae Pool #CA9199 2.50% 2/1/2051 (i)	262	217
Fannie Mae Pool #FS3238 2.00% 3/1/2051 (i)	2,969	2,320
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (i)	1,034	807
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (i)	956	781
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (i)	3,488	2,722
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (i)	2,587	2,021
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (i)	378	295
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (i)	66	52
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (i)	414	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (i)	374	307
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (i)	12,386	10,660
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (i)	1,484	1,285
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (i)	1,305	1,020
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (i)	296	231
Fannie Mae Pool #FM7556 3.50% 5/1/2051 (i)	21	19
Capital Income Builder — Page 11 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (i)	USD2,130	$1,662
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (i)	122	95
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (i)	1,121	964
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (i)	1,190	929
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (i)	738	631
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (i)	7,731	6,034
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (i)	8,538	7,414
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (i)	3,865	3,156
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (i)	4,171	3,255
Fannie Mae Pool #FS0031 2.50% 10/1/2051 (i)	12,538	10,248
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (i)	46	38
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (i)	28	23
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (i)	2,471	1,938
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (i)	32,596	28,311
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (i)	14,370	12,532
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (i)	4,319	3,695
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (i)	2,308	1,976
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (i)	933	798
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (i)	5,349	4,174
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (i)	58	45
Fannie Mae Pool #BU2591 2.00% 12/1/2051 (i)	32	25
Fannie Mae Pool #FM9846 2.50% 12/1/2051 (i)	6,505	5,316
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (i)	1,870	1,528
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (i)	48	39
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (i)	15,847	13,865
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (i)	2,365	1,937
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (i)	13,334	11,994
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (i)	3,225	2,517
Fannie Mae Pool #CB2928 2.50% 2/1/2052 (i)	618	505
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (i)	10,369	9,121
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (i)	4,012	3,131
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (i)	718	561
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (i)	39,440	33,963
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (i)	859	735
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (i)	676	579
Fannie Mae Pool #BV6656 3.00% 3/1/2052 (i)	19	16
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (i)	19,739	17,650
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (i)	8,345	6,513
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (i)	58	45
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (i)	519	424
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (i)	363	297
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (i)	208	170
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (i)	284	261
Fannie Mae Pool #BW0336 2.50% 5/1/2052 (i)	244	201
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (i)	140	115
Fannie Mae Pool #FS2009 3.00% 5/1/2052 (i)	35	30
Fannie Mae Pool #BU8845 3.50% 5/1/2052 (i)	198	176
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (i)	26,544	20,742
Fannie Mae Pool #FA6071 2.50% 6/1/2052 (i)	4,667	3,842
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (i)	940	805
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (i)	28	24
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (i)	1,597	1,465
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (i)	578	530
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (i)	29,251	23,905
Capital Income Builder — Page 12 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (i)	USD13,882	$11,345
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (i)	604	516
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (i)	38	38
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (i)	31	31
Fannie Mae Pool #CB4145 5.50% 7/1/2052 (i)	30	30
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (i)	7,808	6,684
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (i)	3,561	3,473
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (i)	77	77
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (i)	53	54
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (i)	26	26
Fannie Mae Pool #BW9049 4.50% 9/1/2052 (i)	110	104
Fannie Mae Pool #BW7372 5.50% 9/1/2052 (i)	71	71
Fannie Mae Pool #BX1322 5.50% 9/1/2052 (i)	30	30
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (i)	2,064	1,611
Fannie Mae Pool #BV6789 4.00% 10/1/2052 (i)	482	442
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (i)	8,422	8,404
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (i)	7,765	7,752
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (i)	1,164	1,164
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (i)	329	330
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (i)	154	156
Fannie Mae Pool #BW9929 5.50% 10/1/2052 (i)	37	37
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (i)	27	27
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (i)	2,742	2,591
Fannie Mae Pool #BX4398 5.50% 11/1/2052 (i)	758	766
Fannie Mae Pool #BX1298 5.50% 11/1/2052 (i)	46	46
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (i)	11,181	11,181
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (i)	339	337
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (i)	319	318
Fannie Mae Pool #BX2464 5.50% 12/1/2052 (i)	175	175
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (i)	23	23
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (i)	18,125	17,160
Fannie Mae Pool #BX5626 5.50% 1/1/2053 (i)	3,464	3,451
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (i)	560	558
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (i)	27	27
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (i)	21	21
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (i)	26,859	27,255
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (i)	17,225	17,184
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (i)	171	170
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (i)	105	104
Fannie Mae Pool #BX6545 6.00% 2/1/2053 (i)	21,615	22,056
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (i)	959	819
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (i)	4,695	4,685
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (i)	3,600	3,590
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	1,969	1,968
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (i)	76	68
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (i)	35,409	35,258
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (i)	16,441	16,744
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (i)	805	820
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (i)	6,824	5,830
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (i)	2,396	2,338
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (i)	59,569	60,629
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (i)	1,879	1,606
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (i)	13,968	13,893
Fannie Mae Pool #BY4218 5.50% 6/1/2053 (i)	877	875
Capital Income Builder — Page 13 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (i)	USD41	$40
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (i)	14	14
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (i)	28,783	29,286
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (i)	24,066	24,556
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (i)	16,097	16,399
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (i)	11,730	11,976
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (i)	3,663	3,729
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (i)	4,052	4,205
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (i)	1,504	1,562
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (i)	1,296	1,348
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (i)	5,318	5,018
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (i)	52	52
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (i)	18,998	19,336
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (i)	85,614	87,037
Fannie Mae Pool #CB7018 4.00% 9/1/2053 (i)	29	26
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	86	86
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (i)	50,514	52,523
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (i)	358	364
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (i)	87	90
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (i)	410	407
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	37,797	38,457
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (i)	2,497	2,587
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (i)	532	552
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (i)	25	26
Fannie Mae Pool #FA3617 3.50% 12/1/2053 (i)	14,177	12,594
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (i)	2,106	2,196
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (i)	81	82
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (i)	9,990	10,306
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (i)	738	770
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (i)	1,108	1,124
Fannie Mae Pool #FS6855 6.50% 2/1/2054 (i)	49	51
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (i)	3,799	3,780
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (i)	1,612	1,605
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (i)	510	520
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (i)	5	5
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	1	1
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (i)	2,006	1,993
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (i)	57	58
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	2,869	2,941
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (i)	814	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (i)	349	355
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (i)	300	305
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (i)	955	953
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	247	246
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	4,993	5,055
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	3,569	3,639
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	2,610	2,666
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (i)	2,174	2,203
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (i)	2,019	2,064
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	528	534
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (i)	242	246
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	23	23
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (i)	2,062	2,094
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	1,650	1,670
Capital Income Builder — Page 14 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (i)	USD1,066	$1,084
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	1,044	1,062
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	782	793
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (i)	475	482
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (i)	440	448
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (i)	339	344
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (i)	286	290
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (i)	129	132
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (i)	121	123
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (i)	100	102
Fannie Mae Pool #DB4447 6.50% 8/1/2054 (i)	1,143	1,180
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (i)	973	1,010
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (i)	204	203
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (i)	72	72
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (i)	42	41
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	1,380	1,406
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (i)	1,160	1,174
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (i)	1,160	1,174
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (i)	554	561
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (i)	8	9
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (i)	1,224	1,240
Fannie Mae Pool #DC1762 6.00% 10/1/2054 (i)	437	443
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (i)	419	425
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (i)	65	66
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (i)	1,050	1,095
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (i)	106	94
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (i)	6,424	6,394
Fannie Mae Pool #MA5549 3.50% 12/1/2054 (i)	12,815	11,383
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	122	115
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (i)	789	799
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (i)	490	496
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (i)	375	380
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	267	270
Fannie Mae Pool #BU5259 6.50% 12/1/2054 (i)	3,410	3,533
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (i)	939	885
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (i)	2,092	2,119
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (i)	995	1,007
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (i)	3,834	3,606
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	3,409	3,452
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (i)	2,047	2,082
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (i)	224	210
Fannie Mae Pool #FA5240 5.50% 3/1/2055 (i)	729	728
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (i)	1,349	1,269
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	836	846
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (i)	2,000	2,064
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	121	117
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (i)	988	1,001
Fannie Mae Pool #DE1075 6.50% 6/1/2055 (i)	2,000	2,072
Fannie Mae Pool #BV1724 6.50% 6/1/2055 (i)	1,088	1,123
Fannie Mae Pool #DE5882 6.50% 7/1/2055 (i)	1,018	1,051
Fannie Mae Pool #DE3184 6.50% 7/1/2055 (i)	1,000	1,032
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (i)	3,110	3,170
Fannie Mae Pool #DE8754 6.50% 9/1/2055 (i)	2,015	2,088
Fannie Mae Pool #MA5855 6.50% 10/1/2055 (i)	12,362	12,753
Capital Income Builder — Page 15 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CC1173 6.50% 10/1/2055 (i)	USD5,000	$5,158
Fannie Mae Pool #CC1408 6.50% 10/1/2055 (i)	2,000	2,064
Fannie Mae Pool #MA5881 6.50% 11/1/2055 (i)	1,468	1,515
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (i)	5,016	4,971
Fannie Mae Pool #MA5912 6.50% 12/1/2055 (i)	1,000	1,032
Fannie Mae Pool #MA5947 6.50% 1/1/2056 (i)	2,000	2,063
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (i)	3,240	3,129
Fannie Mae Pool #MA5974 6.50% 2/1/2056 (i)	1,000	1,032
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (i)	384	405
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (i)	24,255	22,156
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (i)	46,219	44,636
Fannie Mae Pool #MA6032 6.50% 4/1/2056 (i)	3,089	3,188
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (i)	604	584
Fannie Mae Pool #MA6080 5.50% 6/1/2056 (i)	37,886	37,537
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (i)	127	112
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (i)	19,741	18,561
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (i)	373	342
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (i)	28,305	28,629
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (i)	23,666	20,869
Fannie Mae Pool #BF0339 5.00% 1/1/2059 (i)	25,578	25,065
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (i)	19,458	19,679
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (i)	54,311	47,821
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (i)	42,727	40,355
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (i)	19,826	16,601
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (i)	14,513	12,152
Fannie Mae Pool #BF0647 3.00% 6/1/2062 (i)	15,790	13,329
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (i)	7,497	6,277
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (i)	30,330	26,620
Fannie Mae Pool #BF0763 3.50% 9/1/2063 (i)	6,085	5,395
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (i)	3,277	2,876
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (i)	532	481
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (i)	63	63
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.011% 7/25/2036 (f)(i)	284	282
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (i)	10	10
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (i)	29	29
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (f)(i)	1,947	1,932
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (i)	44	43
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (i)	290	250
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (i)	36	32
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (i)	56	52
Freddie Mac Pool #ZK3460 3.50% 8/1/2026 (i)	— (c)	— (c)
Freddie Mac Pool #RD5008 3.50% 9/1/2029 (i)	47	46
Freddie Mac Pool #ZS7148 3.50% 4/1/2030 (i)	3	3
Freddie Mac Pool #V62089 3.50% 6/1/2033 (i)	126	122
Freddie Mac Pool #ZS8716 3.50% 9/1/2033 (i)	105	102
Freddie Mac Pool #G18723 3.50% 2/1/2034 (i)	1,769	1,718
Freddie Mac Pool #ZT1799 3.50% 3/1/2034 (i)	251	243
Freddie Mac Pool #QN3000 1.50% 8/1/2035 (i)	144	128
Freddie Mac Pool #RC2555 2.50% 3/1/2037 (i)	74	68
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (i)	1,496	1,388
Freddie Mac Pool #SB8175 2.50% 9/1/2037 (i)	71	65
Freddie Mac Pool #QO1051 2.50% 11/1/2037 (i)	33	30
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (i)	131	121
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (i)	187	177
Capital Income Builder — Page 16 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #A76884 5.00% 5/1/2038 (i)	USD132	$129
Freddie Mac Pool #G04697 5.50% 9/1/2038 (i)	535	543
Freddie Mac Pool #SC0297 5.50% 10/1/2038 (i)	3	3
Freddie Mac Pool #A87873 5.00% 8/1/2039 (i)	1,826	1,807
Freddie Mac Pool #ZS3359 6.00% 5/1/2040 (i)	23	24
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (i)	1,453	1,256
Freddie Mac Pool #G06061 4.00% 10/1/2040 (i)	339	324
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (i)	9,239	7,971
Freddie Mac Pool #Q00232 4.50% 4/1/2041 (i)	3,295	3,207
Freddie Mac Pool #Q00850 4.50% 5/1/2041 (i)	114	111
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (i)	4,402	3,809
Freddie Mac Pool #G06841 5.50% 6/1/2041 (i)	1,013	1,027
Freddie Mac Pool #G08456 5.00% 7/1/2041 (i)	85	84
Freddie Mac Pool #G60546 4.00% 12/1/2042 (i)	2,921	2,788
Freddie Mac Pool #Q21442 4.50% 8/1/2043 (i)	263	254
Freddie Mac Pool #G60138 3.50% 8/1/2045 (i)	10,273	9,410
Freddie Mac Pool #760014 4.635% 8/1/2045 (f)(i)	406	402
Freddie Mac Pool #G60279 4.00% 10/1/2045 (i)	3,011	2,835
Freddie Mac Pool #Q41088 4.00% 6/1/2046 (i)	7,273	6,816
Freddie Mac Pool #Q41905 4.00% 7/1/2046 (i)	2,482	2,331
Freddie Mac Pool #Q42626 4.00% 8/1/2046 (i)	2,604	2,443
Freddie Mac Pool #T65389 3.50% 9/1/2046 (i)	41	37
Freddie Mac Pool #Q44227 4.00% 9/1/2046 (i)	731	683
Freddie Mac Pool #Q49716 4.50% 8/1/2047 (i)	321	304
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (i)	1,998	1,789
Freddie Mac Pool #G08793 4.00% 12/1/2047 (i)	12,196	11,353
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (i)	236	225
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (i)	622	578
Freddie Mac Pool #Q55986 4.50% 5/1/2048 (i)	4,059	3,898
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (i)	536	514
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (i)	103,944	99,703
Freddie Mac Pool #QA5741 3.00% 12/1/2049 (i)	2,235	1,944
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (i)	987	896
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (i)	432	353
Freddie Mac Pool #QB2937 2.00% 8/1/2050 (i)	761	597
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (i)	824	711
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (i)	10,128	8,742
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (i)	2,456	1,920
Freddie Mac Pool #QB6698 2.00% 12/1/2050 (i)	35	27
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (i)	540	423
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (i)	297	243
Freddie Mac Pool #QC0203 2.00% 3/1/2051 (i)	36	28
Freddie Mac Pool #QC0474 2.00% 4/1/2051 (i)	178	139
Freddie Mac Pool #QC0887 2.00% 4/1/2051 (i)	39	31
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (i)	962	786
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (i)	4,619	3,605
Freddie Mac Pool #QC1630 2.00% 5/1/2051 (i)	3,898	3,042
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (i)	63	49
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (i)	6,476	5,588
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (i)	39	31
Freddie Mac Pool #QC4237 2.00% 7/1/2051 (i)	4,262	3,326
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (i)	890	728
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (i)	3,747	3,205
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (i)	26	21
Capital Income Builder — Page 17 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC7439 2.00% 9/1/2051 (i)	USD864	$677
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (i)	1,623	1,326
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (i)	6,192	5,345
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (i)	4,673	3,990
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (i)	834	681
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (i)	649	530
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (i)	571	468
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (i)	3,462	2,702
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (i)	2,361	1,844
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (i)	2,144	1,751
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (i)	6,745	5,822
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (i)	750	588
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (i)	955	818
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (i)	841	720
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (i)	119	92
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (i)	53,457	46,547
Freddie Mac Pool #RA6531 3.50% 1/1/2052 (i)	20	18
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (i)	8,334	6,504
Freddie Mac Pool #SD0933 2.00% 2/1/2052 (i)	4,236	3,305
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (i)	817	637
Freddie Mac Pool #RA6805 3.00% 2/1/2052 (i)	11,681	10,061
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (i)	971	831
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (i)	3,937	3,079
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (i)	854	668
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (i)	142	111
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (i)	77	60
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (i)	23	18
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (i)	5,489	4,495
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (i)	336	276
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (i)	282	231
Freddie Mac Pool #QE0588 2.50% 3/1/2052 (i)	85	69
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (i)	48,420	41,476
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (i)	445	395
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (i)	29,538	25,305
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (i)	1,708	1,461
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (i)	1,376	1,222
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (i)	57,639	54,571
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (i)	7,264	5,933
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (i)	10,790	9,230
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (i)	707	552
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (i)	921	789
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (i)	658	570
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (i)	35	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (i)	8,492	7,269
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (i)	13,091	12,443
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (i)	42,982	41,863
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (i)	2,419	2,354
Freddie Mac Pool #QE8785 5.50% 9/1/2052 (i)	1,742	1,735
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (i)	4,519	4,149
Freddie Mac Pool #SD1831 5.50% 10/1/2052 (i)	1,573	1,572
Freddie Mac Pool #QF1113 5.50% 10/1/2052 (i)	1,299	1,301
Freddie Mac Pool #QF3150 5.50% 10/1/2052 (i)	824	829
Freddie Mac Pool #QF1433 5.50% 10/1/2052 (i)	26	26
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (i)	26,891	26,822
Capital Income Builder — Page 18 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF3380 5.50% 11/1/2052 (i)	USD2,954	$2,953
Freddie Mac Pool #QF2409 5.50% 11/1/2052 (i)	1,405	1,404
Freddie Mac Pool #QF2472 5.50% 11/1/2052 (i)	912	910
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (i)	16	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (i)	2,179	1,865
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (i)	15,640	14,792
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (i)	3,983	3,876
Freddie Mac Pool #QF6034 5.50% 12/1/2052 (i)	68	67
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (i)	68	67
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (i)	1,002	948
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (i)	96	95
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (i)	8,537	8,507
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (i)	3,274	3,265
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (i)	2,625	2,617
Freddie Mac Pool #QF9106 5.50% 2/1/2053 (i)	921	918
Freddie Mac Pool #SD2402 6.00% 2/1/2053 (i)	12,089	12,404
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (i)	50	51
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (i)	2,165	2,161
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (i)	232	231
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (i)	3,688	3,599
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (i)	36,691	36,502
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (i)	3,215	3,203
Freddie Mac Pool #QG0657 5.50% 4/1/2053 (i)	2,883	2,869
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (i)	933	928
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (i)	131,099	133,294
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (i)	800	817
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (i)	1,546	1,617
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (i)	270	263
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (i)	61	61
Freddie Mac Pool #SD3505 6.00% 6/1/2053 (i)	24,026	24,519
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (i)	6,846	6,965
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (i)	5,536	5,664
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (i)	4,794	4,879
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (i)	3,424	3,496
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (i)	3,040	3,137
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (i)	3,467	3,601
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (i)	3,181	3,307
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (i)	3,025	3,172
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (i)	2,852	2,995
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (i)	2,064	2,168
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (i)	1,545	1,615
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (i)	1,117	1,159
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (i)	853	901
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (i)	20	20
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (i)	167	166
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (i)	2,950	3,002
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (i)	276	284
Freddie Mac Pool #SD5855 3.50% 8/1/2053 (i)	4,370	3,882
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (i)	115	117
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (i)	99	99
Freddie Mac Pool #RA9865 6.50% 9/1/2053 (i)	31,950	33,366
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (i)	9,110	7,795
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (i)	8,530	8,493
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (i)	254	259
Capital Income Builder — Page 19 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (i)	USD44,633	$43,357
Freddie Mac Pool #QH3557 6.50% 11/1/2053 (i)	2,858	2,985
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (i)	284	294
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (i)	32	33
Freddie Mac Pool #SD4583 3.50% 12/1/2053 (i)	210	186
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (i)	63	49
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (i)	4,844	4,940
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (i)	3,448	3,507
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (i)	24	24
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (i)	308	318
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (i)	14	14
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	255	254
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (i)	1,866	1,889
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	5,920	5,886
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (i)	1,096	1,096
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (i)	795	791
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (i)	2,731	2,779
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (i)	151	155
Freddie Mac Pool #SL4182 2.50% 5/1/2054 (i)	6,251	5,108
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (i)	22,647	22,652
Freddie Mac Pool #RJ1503 6.00% 5/1/2054 (i)	2,820	2,863
Freddie Mac Pool #QI6075 6.00% 5/1/2054 (i)	251	256
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (i)	198	202
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (i)	6,448	6,258
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	772	772
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (i)	28	29
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (i)	1,482	1,471
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (i)	487	486
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	6,064	6,231
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	4,238	4,331
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (i)	1,568	1,598
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	1,018	1,034
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (i)	608	618
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (i)	404	410
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (i)	259	263
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (i)	3,683	3,802
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (i)	239	247
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (i)	195	202
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (i)	1,625	1,616
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (i)	949	942
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (i)	930	927
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (i)	169	168
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (i)	24	24
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (i)	1,483	1,516
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (i)	1,076	1,092
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (i)	675	683
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (i)	630	641
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (i)	573	583
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (i)	372	377
Freddie Mac Pool #QJ0780 6.00% 8/1/2054 (i)	50	51
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (i)	24,920	24,779
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (i)	10,518	10,519
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (i)	9,462	9,427
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (i)	432	428
Capital Income Builder — Page 20 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	USD2,295	$2,338
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	1,160	1,182
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	1,119	1,148
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	1,112	1,137
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (i)	656	666
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (i)	553	562
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (i)	338	342
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (i)	89	90
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (i)	738	764
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (i)	248	256
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (i)	179	174
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	516	512
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (i)	188	187
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (i)	6,008	5,650
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (i)	3,557	3,438
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (i)	4,308	4,277
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	1,083	1,074
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (i)	1,117	1,131
Freddie Mac Pool #SD7470 4.50% 12/1/2054 (i)	10,060	9,579
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (i)	7,573	6,727
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (i)	3,791	3,757
Freddie Mac Pool #QX2925 6.00% 1/1/2055 (i)	5,925	6,020
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (i)	64	65
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (i)	2,772	2,607
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	5,208	5,274
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (i)	4,744	4,817
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (i)	280	283
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (i)	216	219
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (i)	26	26
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (i)	1,138	1,159
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (i)	780	790
Freddie Mac Pool #QX7839 6.50% 3/1/2055 (i)	1,030	1,063
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	105	101
Freddie Mac Pool #QY0858 6.00% 4/1/2055 (i)	4,614	4,674
Freddie Mac Pool #SL1114 6.00% 4/1/2055 (i)	3,282	3,335
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (i)	349	353
Freddie Mac Pool #QX9880 6.50% 4/1/2055 (i)	1,148	1,189
Freddie Mac Pool #QY0410 6.50% 4/1/2055 (i)	1,000	1,032
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (i)	694	703
Freddie Mac Pool #QY3651 6.50% 5/1/2055 (i)	2,000	2,076
Freddie Mac Pool #QY3992 6.50% 5/1/2055 (i)	1,063	1,103
Freddie Mac Pool #QY8196 3.50% 6/1/2055 (i)	202	180
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	686	663
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (i)	219	222
Freddie Mac Pool #QY5805 6.50% 6/1/2055 (i)	2,000	2,064
Freddie Mac Pool #QY7298 6.50% 6/1/2055 (i)	2,000	2,064
Freddie Mac Pool #RQ0036 3.50% 7/1/2055 (i)	7,369	6,546
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (i)	6,273	6,062
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (i)	1,351	1,374
Freddie Mac Pool #RQ0029 6.50% 7/1/2055 (i)	5,877	6,063
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (i)	2,162	2,234
Freddie Mac Pool #QY8306 6.50% 7/1/2055 (i)	1,000	1,038
Freddie Mac Pool #SL3294 6.50% 7/1/2055 (i)	330	341
Freddie Mac Pool #RQ0045 3.50% 8/1/2055 (i)	14,598	12,967
Capital Income Builder — Page 21 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RQ0042 6.50% 8/1/2055 (i)	USD2,064	$2,129
Freddie Mac Pool #RJ4710 6.50% 8/1/2055 (i)	1,000	1,032
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (i)	326	336
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (i)	3,894	4,017
Freddie Mac Pool #RQ0070 3.50% 11/1/2055 (i)	3,089	2,744
Freddie Mac Pool #SL6147 5.50% 11/1/2055 (i)	43,643	43,255
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (i)	1,758	1,653
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (i)	374	379
Freddie Mac Pool #TA1888 6.50% 12/1/2055 (i)	1,786	1,854
Freddie Mac Pool #RQ0078 6.50% 12/1/2055 (i)	1,000	1,032
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (i)	495	439
Freddie Mac Pool #TA3866 6.50% 1/1/2056 (i)	2,024	2,107
Freddie Mac Pool #RQ0087 6.50% 1/1/2056 (i)	2,000	2,064
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (i)	37,950	36,650
Freddie Mac Pool #RQ0097 6.50% 2/1/2056 (i)	3,125	3,226
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (i)	3,880	3,445
Freddie Mac Pool #RQ0105 6.50% 3/1/2056 (i)	1,234	1,274
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (i)	2,199	1,953
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (i)	17,048	16,464
Freddie Mac Pool #RQ0113 6.50% 4/1/2056 (i)	495	511
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (i)	144	145
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027 (i)	4,390	4,363
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027 (i)	4,286	4,244
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027 (i)	4,810	4,754
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027 (i)	2,350	2,322
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027 (f)(i)	8,539	8,421
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(i)	13,801	13,500
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036 (i)	20	18
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (i)	407	331
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (i)	155	140
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036 (i)	282	240
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (i)	38	34
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (i)	33	29
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (i)	7,168	6,233
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (i)	1,433	1,271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (i)	6,318	5,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(i)	5,996	5,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (i)	7,427	6,303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(i)	10,699	9,622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (i)	6,062	5,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (i)	10,250	9,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(i)	7,535	7,245
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (i)	7,546	6,712
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (i)	3,537	3,136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (i)	876	837
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (i)	2,972	2,598
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (i)	1,807	1,610
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (i)	20,113	18,622
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (i)	425	417
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (i)	25,090	23,779
Government National Mortgage Assn. 3.50% 8/1/2056 (i)(j)	5,509	4,823
Government National Mortgage Assn. 4.00% 8/1/2056 (i)(j)	3,404	3,080
Government National Mortgage Assn. 4.50% 8/1/2056 (i)(j)	3,527	3,306
Government National Mortgage Assn. 5.50% 8/1/2056 (i)(j)	10,000	9,935
Capital Income Builder — Page 22 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.00% 8/1/2056 (i)(j)	USD5,000	$5,082
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037 (i)	280	273
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039 (i)	60	63
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (i)	557	589
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (i)	663	677
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040 (i)	439	431
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (i)	679	674
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041 (i)	318	335
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (i)	652	621
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045 (i)	762	732
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045 (i)	1,037	996
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048 (i)	2,982	2,677
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048 (i)	282	278
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048 (i)	67	66
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (i)	383	366
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049 (i)	654	626
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049 (i)	790	779
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (i)	1,388	1,326
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (i)	7,978	7,887
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (i)	4,615	4,548
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (i)	444	357
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (i)	2,184	1,753
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (i)	1,919	1,541
Government National Mortgage Assn. Pool #MA7704 2.00% 11/20/2051 (i)	51	41
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (i)	1,142	917
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (i)	640	574
Government National Mortgage Assn. Pool #MA8096 2.00% 6/20/2052 (i)	452	363
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (i)	191	171
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (i)	211,406	194,233
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (i)	20,303	18,695
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (i)	15,358	14,088
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (i)	9,721	8,920
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (i)	13,721	13,345
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (i)	9,704	9,169
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (i)	75,446	73,421
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (i)	6,486	5,902
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (i)	213	186
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (i)	1,256	1,182
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (i)	403	402
Government National Mortgage Assn. Pool #MB0739 2.00% 9/20/2055 (i)	68	54
Government National Mortgage Assn. Pool #795485 4.386% 7/20/2062 (i)	3	3
Government National Mortgage Assn. Pool #AG8088 4.779% 3/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8117 4.916% 4/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8193 4.779% 9/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8207 4.779% 11/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8244 4.779% 1/20/2065 (i)	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035 (i)	175	155
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037 (i)	231	188
Uniform Mortgage-Backed Security 2.50% 8/1/2041 (i)(j)	25,015	23,133
Uniform Mortgage-Backed Security 2.50% 9/1/2041 (i)(j)	46,023	42,546
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (i)(j)	39,802	31,015
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (i)(j)	12,995	10,597
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (i)(j)	43,689	37,253
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (i)(j)	6,249	5,544
Capital Income Builder — Page 23 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 8/1/2056 (i)(j)	USD23,401	$21,366
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (i)(j)	52,355	49,170
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (i)(j)	64,831	62,574
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (i)(j)	2,601	2,575
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (i)(j)	10,858	10,980
Uniform Mortgage-Backed Security 6.50% 8/1/2056 (i)(j)	20,212	20,839
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (i)(j)	270,427	283,245
Uniform Mortgage-Backed Security 2.00% 9/1/2056 (i)(j)	11,333	8,826
Uniform Mortgage-Backed Security 2.50% 9/1/2056 (i)(j)	52,920	43,131
Uniform Mortgage-Backed Security 3.00% 9/1/2056 (i)(j)	45,821	39,037
Uniform Mortgage-Backed Security 3.50% 9/1/2056 (i)(j)	7,751	6,871
Uniform Mortgage-Backed Security 4.00% 9/1/2056 (i)(j)	30,843	28,137
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (i)(j)	100,857	99,667
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (i)(j)	190,292	192,083
		4,940,566
Commercial mortgage-backed securities 0.21%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.419% 6/15/2040 (e)(f)(i)	2,840	2,855
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.368% 7/15/2041 (e)(f)(i)	447	448
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.684% 4/15/2056 (f)(i)	5,216	5,272
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (i)	637	646
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (f)(i)	312	315
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (f)(i)	699	713
Bank5, Series 2026-5YR21, Class A3, 5.525% 4/15/2059 (i)	8,000	8,123
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C36, Class A3, 5.517% 8/15/2058 (i)	8,573	8,704
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(i)	5,000	4,939
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (i)	475	422
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056 (i)	6,364	6,452
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (f)(i)	652	670
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (f)(i)	1,718	1,765
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(i)	504	516
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (f)(i)	69	70
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (i)	291	295
Benchmark Mortgage Trust, Series 2026-V22, Class A3, 5.468% 5/15/2059 (i)	6,000	6,077
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (f)(i)	224	214
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (f)(i)	193	194
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.048% 6/15/2041 (e)(f)(i)	1,996	2,000
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.276% 12/15/2042 (e)(f)(i)	7,296	7,321
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.576% 12/15/2042 (e)(f)(i)	343	344
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.826% 12/15/2042 (e)(f)(i)	233	234
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.176% 12/15/2042 (e)(f)(i)	100	100
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.041% 11/15/2038 (e)(f)(i)	1,459	1,459
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.291% 11/15/2038 (e)(f)(i)	287	287
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.641% 11/15/2038 (e)(f)(i)	819	820
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.97% 12/15/2039 (e)(f)(i)	2,190	2,196
Capital Income Builder — Page 24 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.376% 3/15/2045 (e)(f)(i)	USD3,000	$2,998
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.826% 3/15/2045 (e)(f)(i)	2,905	2,904
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.226% 3/15/2045 (e)(f)(i)	933	933
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.167% 4/15/2037 (e)(f)(i)	3,550	3,555
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.118% 4/15/2041 (e)(f)(i)	2,020	2,028
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (e)(f)(i)	3,613	3,575
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.368% 8/15/2041 (e)(f)(i)	5,001	5,027
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.119% 11/15/2041 (e)(f)(i)	1,770	1,775
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.219% 11/15/2041 (e)(f)(i)	2,824	2,833
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(i)	2,761	2,720
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.226% 12/15/2042 (e)(f)(i)	6,243	6,267
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.476% 12/15/2042 (e)(f)(i)	262	263
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.376% 12/15/2044 (e)(f)(i)	19,529	19,513
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.776% 12/15/2044 (e)(f)(i)	1,599	1,603
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.676% 12/15/2044 (e)(f)(i)	326	326
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (e)(f)(i)	1,135	1,136
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(i)	20,737	20,997
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class A3, 5.876% 7/15/2059 (f)(i)	2,469	2,540
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (e)(f)(i)	1,222	1,210
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.294% 5/15/2043 (e)(f)(i)	516	509
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(i)	46,770	46,418
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.140% 9/12/2040 (e)(f)(i)	1,031	1,034
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.140% 9/12/2040 (e)(f)(i)	680	690
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(i)	5,017	5,007
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (e)(f)(i)	2,409	2,409
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (e)(f)(i)	2,651	2,650
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.126% 12/15/2039 (e)(f)(i)	2,667	2,673
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (e)(i)	3,231	3,242
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.368% 5/15/2041 (e)(f)(i)	904	907
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.069% 3/15/2042 (e)(f)(i)	15,965	16,003
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.718% 3/15/2042 (e)(f)(i)	211	212
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.268% 3/15/2042 (e)(f)(i)	407	409
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.967% 3/15/2042 (e)(f)(i)	735	734
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.218% 5/15/2037 (e)(f)(i)	750	751
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (e)(f)(i)	12,664	12,802
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (e)(i)	871	726
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (e)(f)(i)	219	176
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.269% 11/15/2039 (e)(f)(i)	921	923
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.616% 11/25/2053 (e)(f)(i)	279	287
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.116% 11/25/2053 (e)(f)(i)	1,350	1,545
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.016% 5/25/2055 (e)(f)(i)	2,288	2,321
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (e)(f)(i)	370	374
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (e)(f)(i)	427	426
Capital Income Builder — Page 25 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (e)(f)(i)	USD4,399	$4,355
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.068% 5/15/2039 (e)(f)(i)	1,416	1,419
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.19% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (e)(i)(k)	7,000	6,999
SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 5.626% 10/15/2041 (e)(f)(i)	3,000	3,009
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (e)(f)(i)	276	270
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(i)	5,186	5,309
Wells Fargo Commercial Mortgage Trust, Series 2026-5C9, Class A3, 5.486% 5/15/2059 (i)	6,000	6,078
		276,321
Collateralized mortgage-backed obligations (privately originated) 0.18%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (e)(i)(k)	1,415	1,417
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(i)	6,291	5,715
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (e)(i)(k)	4,138	4,114
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.708% 1/25/2034 (f)(i)	258	208
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (e)(f)(i)	200	199
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (e)(i)(k)	625	626
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (e)(i)(k)	733	735
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (e)(i)(k)	654	656
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(i)	200	200
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(i)	1,598	1,561
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (e)(i)(k)	713	698
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(i)	11,391	10,637
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (e)(f)(i)	1,598	1,559
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (e)(i)(k)	668	669
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (e)(i)(k)	3,858	3,865
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.516% 6/25/2043 (e)(f)(i)	4,693	4,718
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (i)	56	57
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (i)	49	49
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (i)	52	53
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (e)(i)	326	314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.266% 11/25/2041 (e)(f)(i)	1,691	1,704
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.566% 6/25/2042 (e)(f)(i)	676	683
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.766% 9/25/2042 (e)(f)(i)	168	168
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.316% 9/25/2042 (e)(f)(i)	5,838	5,997
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (e)(f)(i)	1,466	1,472
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.666% 10/25/2044 (e)(f)(i)	345	346
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.466% 2/25/2046 (e)(f)(i)	1,459	1,459
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(i)(k)	74	74
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (e)(i)(k)	1,947	1,943
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(i)	3,285	3,263
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (e)(i)(k)	9,138	9,130
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (e)(f)(i)	32,368	32,147
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (e)(f)(i)	2,000	1,960
Capital Income Builder — Page 26 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051 (e)(f)(i)	USD550	$513
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051 (e)(f)(i)	575	535
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (e)(f)(i)	194	195
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (e)(f)(i)	1,550	1,544
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (e)(i)(k)	4,324	4,330
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(i)	1,104	1,106
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(i)	5,173	5,180
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-CLTR1, Class A1, 5.648% 7/25/2068 (e)(f)(i)	883	883
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(i)(k)	164	165
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (e)(f)(i)	3,666	3,656
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (e)(i)(k)	1,367	1,360
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (e)(i)	281	279
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (e)(i)(k)	6,616	6,637
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (e)(i)(k)	7,336	7,364
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (e)(i)(k)	1,079	1,085
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(i)(k)	3,787	3,803
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (e)(i)(k)	2,763	2,785
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(i)(k)	295	297
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(i)(k)	3,742	3,765
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (e)(i)(k)	1,852	1,857
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (e)(i)(k)	1,521	1,522
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (e)(i)(k)	419	417
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (e)(i)	1,348	1,287
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (e)(i)	2,231	2,111
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/17/2041 (e)(i)	3,381	3,179
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (e)(i)(k)	5,601	5,420
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (e)(f)(i)	1,071	1,056
Sequoia Mortgage Trust, Series 2026-MED2, Class A1A, 5.614% 8/25/2056 (e)(f)(i)	3,123	3,120
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.952% 5/25/2055 (e)(f)(i)	328	324
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (e)(f)(i)	435	432
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (e)(f)(i)	252	252
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (e)(f)(i)	158	155
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(i)	173	172
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(i)	311	310
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(i)	35	35
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(i)	40,695	36,909
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.982% 7/25/2065 (e)(f)(i)	262	260
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(e)(l)	5,272	5,009
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(i)	940	932
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (e)(i)	2,610	2,568
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (e)(i)(k)	465	464
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (e)(f)(i)	2,128	2,125
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(i)(k)	131	131
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (e)(f)(i)	5,353	5,327
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (e)(f)(i)	558	556
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(f)(i)	157	157
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (e)(i)(k)	1,036	1,039
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (e)(i)(k)	5,196	5,199
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (e)(i)(k)	7,718	7,703
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (e)(i)(k)	495	494
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (e)(f)(i)	2,857	2,837
		237,237
Capital Income Builder — Page 27 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Asset backed obligations 0.00%	Principal amount (000)	Value (000)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (i)	USD378	$348
Total mortgage-backed obligations		5,454,472
Corporate bonds and notes 3.87% Financials 1.02%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,296
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (k)	EUR3,040	3,724
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (k)	1,864	2,232
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (k)	USD8,000	7,929
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (k)	12,957	12,830
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	1,358	1,357
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (k)	3,000	2,844
American International Group, Inc. 5.45% 5/7/2035	15	15
Ameriprise Financial, Inc. 5.35% 6/15/2036	10,600	10,380
Apollo Debt Solutions BDC 6.90% 4/13/2029	21	21
Apollo Debt Solutions BDC 5.875% 8/30/2030	15	15
Apollo Debt Solutions BDC 5.70% 1/23/2031 (e)	3,220	3,136
Apollo Debt Solutions BDC 6.70% 7/29/2031	5,212	5,270
Apollo Debt Solutions BDC 6.55% 3/15/2032	145	146
Apollo Global Management, Inc. 5.15% 8/12/2035	10,000	9,571
Arch Capital Group, Ltd. 5.25% 6/15/2036	1,078	1,054
Arch Capital Group, Ltd. 5.95% 6/15/2056	7,603	7,327
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (e)	2,900	2,947
Ares Capital Corp. 5.25% 4/12/2031	3,300	3,191
Ares Strategic Income Fund 5.55% 4/15/2031	4,000	3,853
Athene Global Funding 4.86% 8/27/2026 (e)	2,500	2,501
Athene Global Funding 5.133% 6/1/2029 (e)	11,208	11,197
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	2,819
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	14,800	14,649
Banco do Brasil SA 5.625% 10/23/2031 (e)	4,000	3,932
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (e)(k)	570	561
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (k)	6,000	5,935
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (k)	2,525	2,457
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (k)	26,914	26,417
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (k)	5,042	4,414
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (k)	54	48
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (k)	10,000	9,634
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032) (k)	5,000	4,598
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (e)(k)	3,258	3,216
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (k)	2,816	2,818
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (k)	499	499
Banque Federative du Credit Mutuel 4.786% 7/9/2029 (e)	3,000	2,981
Banque Federative du Credit Mutuel 5.152% 7/9/2032 (USD-SOFR + 1.20% on 7/9/2031) (e)(k)	5,000	4,936
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (e)	2,618	2,513
Barclays PLC 4.911% 6/26/2030 (USD-SOFR + 0.906% on 6/26/2029) (k)	10,000	9,948
Barclays PLC 5.102% 6/26/2032 (USD-SOFR + 1.136% on 6/26/2031) (k)	10,000	9,875
Barclays PLC 5.586% 6/26/2037 (USD-SOFR + 1.505% on 6/26/2036) (k)	15,000	14,642
BlackRock, Inc. 5.25% 3/14/2054	2,376	2,118
Blackstone Private Credit Fund 5.35% 3/12/2031	3,000	2,869
Blackstone Private Credit Fund 5.95% 5/15/2031	3,575	3,502
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	3,650	3,477
Block, Inc. 5.625% 8/15/2030 (e)	565	562
Capital Income Builder — Page 28 of 64

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Block, Inc. 6.50% 5/15/2032	USD9,345	$9,448
Block, Inc. 6.00% 8/15/2033 (e)	725	720
Blue Owl Credit Income Corp. 5.80% 3/15/2030	695	676
Blue Owl Credit Income Corp. 6.65% 3/15/2031	5,070	5,040
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)	4,951	4,890
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(k)	1,500	1,554
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(k)	355	356
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (e)(k)	4,593	4,487
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (e)(k)	10,080	9,967
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(k)	2,650	2,708
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (e)(k)	11,912	11,396
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (e)	845	863
Brown & Brown, Inc. 4.90% 6/23/2030	982	973
Brown & Brown, Inc. 5.25% 6/23/2032	2,418	2,390
Brown & Brown, Inc. 5.55% 6/23/2035	10,620	10,419
Brown & Brown, Inc. 6.25% 6/23/2055	4,650	4,501
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (e)(k)	2,325	2,374
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (e)(k)	2,700	2,673
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (e)(k)	4,690	4,606
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (e)(k)	1,933	1,923
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (e)(k)	2,361	2,292
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (k)	1,000	1,007
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	1,741	1,768
Capital One Financial Corp., 4.493% 9/11/2031 (USD-SOFR + 1.25% on 9/11/2030) (k)	435	424
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (k)	457	476
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	470	480
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (k)	290	278
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (k)	3,250	3,146
Carlyle Group, Inc. (The) 5.05% 9/19/2035	4,000	3,806
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (k)	8,000	7,983
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (k)	538	554
Charles Schwab Corp. (The) 4.914% 11/14/2036 (USD-SOFR + 1.23% on 11/14/2035) (k)	145	139
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (k)	7,437	7,392
Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,070
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,000	2,899
Chubb INA Holdings, LLC 5.30% 5/20/2036	10,998	10,893
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,653
Cipher Compute, LLC 7.125% 11/15/2030 (e)	2,425	2,477
Citi Bank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (k)	4,000	3,987
Citi Bank, NA 4.914% 5/29/2030	375	376
Citi Bank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (k)	21,500	21,250
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (k)	1,525	1,490
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (k)	8,537	7,657
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,934	3,880
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	495	503
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	1,700	1,615
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	3,690	3,194
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	3,455	3,292
Corebridge Global Funding 4.80% 5/29/2029 (e)	9,000	8,976
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	5,678	5,910
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (k)	6,292	6,133
Deutsche Bank AG, 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (k)	12,859	12,709
Equitable America Global Funding 5.125% 6/15/2031 (e)	4,007	3,983
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (k)	EUR200	242
Capital Income Builder — Page 29 of 64

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (k)	EUR955	$1,114
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (k)	10,982	13,146
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (k)	USD175	175
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	703	695
FS KKR Capital Corp. 6.125% 1/15/2030	1,500	1,463
FS KKR Capital Corp. 7.50% 8/1/2031	3,000	3,006
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (k)	4,000	3,963
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (k)	6,000	5,985
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (k)	2,750	2,721
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (k)	11,852	11,474
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (k)	10,050	9,757
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (k)	21,000	20,720
Goldman Sachs Group, Inc. 5.24% 7/21/2032 (USD-SOFR + 1.17% on 7/21/2031) (k)	14,725	14,699
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (k)	12,500	11,179
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (k)	51,396	48,628
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (k)	3,000	2,858
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (k)	4,000	3,909
Goldman Sachs Group, Inc., 5.655% 7/21/2037 (USD-SOFR + 1.45% on 7/21/2036) (k)	3,500	3,485
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (k)	61	42
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (k)	666	487
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (k)	13,000	12,073
Goldman Sachs Group, Inc., 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.175% on 8/10/2031) (k)	2,000	1,986
Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034) (k)	2,000	1,973
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	2,263	2,224
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (e)	7,034	6,946
Golub Capital Private Credit Fund 5.60% 4/15/2031 (e)	993	948
HPS Corporate Lending Fund 5.65% 4/2/2031 (e)	3,000	2,891
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (k)	2,975	2,909
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	4,128	3,672
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	4,173	4,116
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (k)	5,975	5,748
ING Bank NV 4.555% 7/7/2029 (e)	4,000	3,984
ING Bank NV 4.711% 7/7/2031 (e)	4,000	3,954
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,639	1,586
Intercorp Peru, Ltd. 5.60% 7/16/2033 (e)	970	970
Intesa Sanpaolo SpA 5.00% 6/29/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/29/2029) (e)(k)	5,000	4,979
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(k)	1,855	2,093
ION Platform Finance US, Inc. 4.625% 5/1/2028 (e)	340	318
ION Platform Finance US, Inc. 5.00% 5/1/2028 (e)	125	117
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	573	534
ION Platform Finance US, Inc. 9.50% 5/30/2029 (e)	10,919	10,342
ION Platform Finance US, Inc. 9.00% 8/1/2029 (e)	22,123	20,640
ION Platform Finance US, Inc. 7.875% 9/30/2032 (e)	8,215	6,517
Jane Street Group, LLC 7.125% 4/30/2031 (e)	225	232
Jane Street Group, LLC 6.125% 11/1/2032 (e)	3,445	3,430
Jane Street Group, LLC 6.75% 5/1/2033 (e)	840	857
Jefferies Financial Group, Inc. 5.50% 2/15/2036	8,000	7,574
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,849	1,853
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	768	767
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	2,128	2,124
Capital Income Builder — Page 30 of 64

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (k)	USD6,000	$5,721
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (k)	15,000	14,800
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (k)	1,000	1,002
JPMorgan Chase & Co., 4.864% 7/23/2030 (USD-SOFR + 0.845% on 7/23/2029) (k)	7,000	6,986
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (k)	11,208	9,791
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (k)	1,520	1,329
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (k)	22,927	22,435
JPMorgan Chase & Co., 5.041% 7/23/2032 (USD-SOFR + 1.015% on 7/23/2031) (k)	9,975	9,934
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (k)	4,355	3,830
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (k)	10,600	9,479
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	462	464
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (k)	13,850	13,155
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (k)	2,175	2,076
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (k)	667	641
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (k)	8,850	8,585
JPMorgan Chase & Co., 5.803% 7/23/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.25% on 7/23/2036) (k)	18,233	18,056
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (k)	10,000	9,531
KKR & Co., Inc. 5.10% 8/7/2035	11,000	10,466
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (e)	11,627	11,268
Lloyds Banking Group PLC 4.241% 2/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60% on 2/10/2029) (k)	4,500	4,425
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,610	2,538
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	6,000	5,782
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,610	2,348
Mastercard, Inc. 4.60% 6/8/2031	5,000	4,948
Mastercard, Inc. 5.00% 6/8/2036	15,000	14,634
Metropolitan Life Global Funding I 5.05% 6/11/2027 (e)	3,000	3,019
Mizuho Bank, Ltd. 4.395% 4/16/2029 (e)	10,000	9,944
Mizuho Financial Group, Inc., 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (k)	4,759	4,732
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,015
Morgan Stanley 4.868% 7/12/2029 (USD-SOFR Index + 0.84% on 7/12/2028) (k)	3,275	3,275
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (k)	9,330	9,186
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (k)	2,275	2,237
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (k)	1,194	1,182
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	395	396
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (k)	500	495
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (k)	9,875	9,569
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (k)	1,882	1,827
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (k)	150	129
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (k)	9,100	8,896
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (k)	18,048	17,707
Morgan Stanley 5.17% 7/14/2032 (USD-SOFR Index + 1.158% on 7/14/2031) (k)	9,475	9,442
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (k)	19,139	18,152
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (k)	7,625	7,318
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (k)	4,426	4,297
Morgan Stanley 5.605% 7/17/2037 (USD-SOFR + 1.429% on 7/17/2036) (k)	2,801	2,785
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (k)	2,187	2,204
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	10,000	9,158
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (k)	6,595	6,569
Nasdaq, Inc. 5.55% 2/15/2034	871	881
Nasdaq, Inc. 5.95% 8/15/2053	3,000	2,894
Capital Income Builder — Page 31 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
NatWest Group PLC 4.983% 6/18/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/18/2031) (k)	USD10,000	$9,896
Navient Corp. 5.00% 3/15/2027	9,500	9,464
Navient Corp. 4.875% 3/15/2028	3,000	2,934
Navient Corp. 5.50% 3/15/2029	390	374
Navient Corp. 9.375% 7/25/2030	1,387	1,408
Navient Corp. 9.375% 10/15/2031	730	730
Navient Corp. 7.875% 6/15/2032	2,545	2,388
Navient Corp. 5.625% 8/1/2033	6,435	5,314
Northwestern Mutual Life Insurance Co. (The) 6.05% 6/30/2056 (e)	15,000	14,641
Oaktree Strategic Credit Fund 6.19% 7/15/2030	3,000	2,978
OneMain Finance Corp. 3.50% 1/15/2027	4,000	3,970
OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,135
OneMain Finance Corp. 7.50% 5/15/2031	3,215	3,297
OneMain Finance Corp. 7.125% 11/15/2031	1,655	1,678
OneMain Finance Corp. 7.125% 9/15/2032	755	764
OneMain Finance Corp. 6.50% 3/15/2033	4,800	4,689
Osaic Holdings, Inc. 6.75% 8/1/2032 (e)	4,875	4,895
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	950	965
Oxford Finance, LLC 7.75% 5/15/2031 (e)	1,315	1,304
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (k)	EUR1,090	1,347
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (k)	1,430	1,710
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (k)	USD2,428	2,401
PNC Financial Services Group, Inc., 4.831% 7/19/2030 (USD-SOFR + 0.798% on 7/19/2029) (k)	14,554	14,529
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (k)	3,000	3,113
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (k)	7,800	8,461
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (k)	46	46
PNC Financial Services Group, Inc., 5.463% 7/21/2037 (USD-SOFR + 1.267% on 7/21/2036) (k)	2,242	2,220
Progressive Corp. 4.60% 3/26/2031	966	953
Progressive Corp. 5.15% 3/26/2036	3,101	3,037
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (k)	1,066	1,058
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (k)	1,000	1,004
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (k)	3,000	2,963
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (k)	7,298	7,154
SMBC Aviation Capital Finance Designated Activity Co. 4.95% 7/23/2029 (e)	1,083	1,081
SMBC Aviation Capital Finance Designated Activity Co. 5.20% 7/23/2031 (e)	3,000	2,988
SMBC Aviation Capital Finance Designated Activity Co. 5.55% 4/3/2034 (e)	4,000	3,965
SMBC Aviation Capital Finance Designated Activity Co. 5.70% 7/23/2036 (e)	2,000	1,979
Societe Generale SA 4.857% 7/7/2029 (USD-SOFR + 0.855% on 7/7/2028) (e)(k)	6,000	5,978
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (e)(k)	1,000	991
Starwood Property Trust, Inc. 5.875% 8/15/2029 (e)	545	546
Starwood Property Trust, Inc. 5.75% 1/15/2031 (e)	1,285	1,267
Starwood Property Trust, Inc. 6.125% 6/1/2031 (e)	1,560	1,557
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (k)	144	137
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (e)	15,619	15,512
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (e)	11,798	11,578
Synchrony Financial 5.45% 10/15/2030 (USD-SOFR + 1.346% on 10/15/2029) (k)	1,014	1,016
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (k)	2,741	2,732
Synchrony Financial 7.25% 2/2/2033	2,500	2,571
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (k)	998	984
Synchrony Financial 6.276% 7/31/2037 (USD-SOFR + 2.029% on 7/31/2036) (k)	686	686
TPG Operating Group II, LP 5.375% 1/15/2036	5,000	4,815
Travelers Cos., Inc. 4.95% 7/24/2031	1,350	1,349
Capital Income Builder — Page 32 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (k)	USD1,655	$1,652
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (k)	1,000	985
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (k)	840	858
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (k)	1,008	1,019
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (k)	9,007	8,575
U.S. Bancorp 3.15% 4/27/2027	4,000	3,970
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (k)	2,000	2,061
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (k)	150	145
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (k)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (k)	1,600	1,623
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	3,650	3,646
Voyager Parent, LLC 9.25% 7/1/2032 (e)	1,892	2,011
Wells Fargo & Co. 4.577% 5/20/2029 (USD-SOFR + 0.72% on 5/20/2028) (k)	5,000	4,984
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (k)	1,025	1,009
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (k)	4,294	4,313
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (k)	23,000	22,693
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (k)	10,000	9,099
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	2,059	2,072
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (k)	4,000	3,818
		1,334,661
Communication services 0.53%
Alphabet, Inc. 4.80% 2/15/2036	9,788	9,395
Alphabet, Inc. 5.65% 2/15/2056	7,979	7,374
Alphabet, Inc. 5.30% 5/15/2065	1,167	990
Alphabet, Inc. 5.75% 2/15/2066	1,300	1,180
Altice France 6.50% 4/15/2032 (e)	317	307
Altice France 6.875% 7/15/2032 (e)	3,092	3,004
America Movil, SAB de CV, 8.46% 12/18/2036	MXN147,200	7,701
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,269
AT&T, Inc. 3.50% 9/15/2053	3,227	1,951
AT&T, Inc. 6.20% 10/30/2056	4,500	4,169
CCO Holdings, LLC 4.75% 3/1/2030 (e)	1,475	1,379
CCO Holdings, LLC 4.50% 8/15/2030 (e)	4,000	3,653
CCO Holdings, LLC 7.375% 3/1/2031 (e)	3,500	3,490
CCO Holdings, LLC 7.00% 2/1/2033 (e)	1,990	1,909
CCO Holdings, LLC 4.50% 6/1/2033 (e)	18,325	15,605
CCO Holdings, LLC 4.25% 1/15/2034 (e)	72,720	59,450
CCO Holdings, LLC 7.375% 2/1/2036 (e)	46,114	43,902
Charter Communications Operating, LLC 5.05% 3/30/2029	3,000	2,968
Charter Communications Operating, LLC 6.55% 6/1/2034	161	159
Charter Communications Operating, LLC 6.384% 10/23/2035	1,000	968
Charter Communications Operating, LLC 5.85% 12/1/2035	2,402	2,244
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,764
Charter Communications Operating, LLC 4.80% 3/1/2050	4,290	3,003
Charter Communications Operating, LLC 3.70% 4/1/2051	6,469	3,828
Charter Communications Operating, LLC 3.90% 6/1/2052	27,281	16,401
Charter Communications Operating, LLC 5.25% 4/1/2053	5,504	4,048
Charter Communications Operating, LLC 6.70% 12/1/2055	3,836	3,388
Charter Communications Operating, LLC 4.40% 12/1/2061	1,961	1,177
Comcast Corp. 2.65% 2/1/2030	18,000	16,607
Comcast Corp. 5.65% 6/1/2054	1,691	1,441
Comcast Corp. 6.05% 5/15/2055	145	131
Connect Finco SARL 9.00% 9/15/2029 (e)	14,323	15,042
Capital Income Builder — Page 33 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	USD4,855	$4,856
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	5,850	5,963
Discovery Communications, LLC 3.95% 3/20/2028	1,604	1,582
Discovery Communications, LLC 3.625% 5/15/2030	5,000	4,641
Discovery Communications, LLC 3.625% 5/15/2030	3,175	2,604
Discovery Global Holdings, Inc. 3.755% 3/15/2027	4,764	4,737
Discovery Global Holdings, Inc. 4.054% 3/15/2029	19,301	18,973
Discovery Global Holdings, Inc. 4.054% 3/15/2029	5,150	4,712
Discovery Global Holdings, Inc. 4.279% 3/15/2032	4,000	3,557
Discovery Global Holdings, Inc. 5.05% 3/15/2042	16,948	11,821
Discovery Global Holdings, Inc. 5.141% 3/15/2052	1,349	861
EchoStar Corp. 10.75% 11/30/2029	4,627	5,008
EchoStar Corp. 6.75% Cash 11/30/2030 (m)	40,145	40,765
Embarq, LLC 7.995% 6/1/2036	725	181
Gray Media, Inc. 10.50% 7/15/2029 (e)	3,034	3,202
Gray Media, Inc. 9.625% 7/15/2032 (e)	4,620	4,673
Lindblad Expeditions, LLC 7.00% 9/15/2030 (e)	2,560	2,637
Meta Platforms, Inc. 4.875% 11/15/2035	12,837	12,048
Meta Platforms, Inc. 5.25% 5/15/2036	13,237	12,697
Meta Platforms, Inc. 5.50% 11/15/2045	8,758	7,583
Meta Platforms, Inc. 6.20% 5/15/2046	5,000	4,696
Meta Platforms, Inc. 4.45% 8/15/2052	17,059	12,164
Meta Platforms, Inc. 5.40% 8/15/2054	883	719
Meta Platforms, Inc. 5.625% 11/15/2055	21,062	17,633
Meta Platforms, Inc. 6.30% 5/15/2056	4,008	3,682
Meta Platforms, Inc. 5.75% 11/15/2065	7,595	6,269
Nexstar Media, Inc. 6.50% 9/15/2033 (e)	20,990	20,901
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	7,670	7,694
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (e)	2,165	2,245
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (e)	1,005	1,059
Orange 5.00% 1/13/2036 (e)	4,358	4,153
SBA Tower Trust 1.631% 11/15/2026 (e)	22,469	22,272
Sirius XM Radio, LLC 5.00% 8/1/2027 (e)	2,647	2,645
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	995	969
Sirius XM Radio, LLC 5.50% 7/1/2029 (e)	325	324
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	685	641
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	3,390	3,061
Snap, Inc. 6.875% 3/1/2033 (e)	5,525	5,401
Space Exploration Technologies Corp. 5.35% 7/15/2031 (e)	22,714	22,116
Space Exploration Technologies Corp. 5.65% 7/15/2033 (e)	20,277	19,436
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)	24,000	22,435
Space Exploration Technologies Corp. 6.60% 7/15/2046 (e)	7,972	7,115
Space Exploration Technologies Corp. 6.65% 7/15/2056 (e)	11,618	10,292
T-Mobile USA, Inc. 3.75% 4/15/2027	7,000	6,966
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,622
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,646
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,332
T-Mobile USA, Inc. 5.30% 5/15/2035	400	391
T-Mobile USA, Inc. 4.95% 11/15/2035	100	95
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	2,960
T-Mobile USA, Inc. 3.40% 10/15/2052	3,200	1,952
Univision Communications, Inc. 7.375% 6/30/2030 (e)	2,515	2,506
Univision Communications, Inc. 8.50% 7/31/2031 (e)	4,000	3,994
Univision Communications, Inc. 9.375% 8/1/2032 (e)	4,565	4,563
Capital Income Builder — Page 34 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.55% 3/21/2031	USD10,265	$9,233
Verizon Communications, Inc. 2.355% 3/15/2032	11,509	9,969
Verizon Communications, Inc. 4.75% 1/15/2033	650	630
Verizon Communications, Inc. 5.25% 4/2/2035	352	343
Verizon Communications, Inc. 5.00% 1/15/2036	2,500	2,372
Verizon Communications, Inc. 5.401% 7/2/2037	351	340
Verizon Communications, Inc. 2.85% 9/3/2041	460	314
Verizon Communications, Inc. 5.75% 11/30/2045	3,758	3,474
Verizon Communications, Inc. 5.875% 11/30/2055	5,704	5,214
Verizon Communications, Inc. 2.987% 10/30/2056	2,971	1,625
Verizon Communications, Inc. 6.00% 11/30/2065	3,087	2,805
		687,266
Energy 0.38%
3R Lux SARL 9.75% 2/5/2031 (e)	485	514
AI Candelaria (Spain) SA 7.50% 12/15/2028 (e)	229	235
AI Candelaria (Spain) SA 5.75% 6/15/2033 (e)	2,107	1,946
Antero Resources Corp. 5.40% 2/1/2036	1,325	1,276
APA Corp. 4.25% 1/15/2030	10,285	10,035
APA Corp. 5.25% 2/1/2042	116	99
APA Corp. 5.35% 7/1/2049	1,032	870
APA Corp. 6.75% 2/15/2055	280	280
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	9,265	9,238
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	645	648
Borr IHC, Ltd. 8.75% 1/15/2032 (e)	1,713	1,677
Borr IHC, Ltd. 9.00% 1/15/2034 (e)	1,622	1,590
Cenovus Energy, Inc. 5.25% 6/15/2037	395	376
Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,597
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)	5,912	5,754
Cheniere Energy Partners, LP 6.05% 11/30/2056 (e)	3,001	2,884
CNX Resources Corp. 7.25% 3/1/2032 (e)	860	885
CNX Resources Corp. 5.875% 3/1/2034 (e)	410	397
Constellation Oil Services Holding SA 7.70% 8/3/2033 (e)	1,615	1,627
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	3,155	3,191
Crescent Energy Finance, LLC 7.375% 1/15/2033 (e)	775	779
Diamondback Energy, Inc. 5.75% 4/18/2054	687	640
Diamondback Energy, Inc. 5.90% 4/18/2064	432	402
Ecopetrol SA 8.875% 1/13/2033	1,440	1,556
Ecopetrol SA 8.375% 1/19/2036	2,600	2,749
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,095
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (e)	5,760	5,515
Eni SpA 5.25% 5/18/2036 (e)	15,160	14,636
Eni SpA 6.00% 5/18/2056 (e)	11,425	10,795
Enterprise Products Operating, LLC 4.60% 1/15/2031	1,096	1,084
Enterprise Products Operating, LLC 5.20% 1/15/2036	165	162
EOG Resources, Inc. 4.40% 1/15/2031	1,673	1,641
EOG Resources, Inc. 5.65% 12/1/2054	4,559	4,263
EQT Corp. 4.50% 1/15/2029	1,029	1,016
EQT Corp. 7.00% 2/1/2030	15,000	15,824
Equinor ASA 3.625% 9/10/2028	13,165	12,945
Equinor ASA 3.25% 11/18/2049	7,583	5,028
Expand Energy Corp. 5.375% 2/1/2029	2,135	2,133
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,459
Exxon Mobil Corp. 3.452% 4/15/2051	2,595	1,762
Capital Income Builder — Page 35 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
FORESEA Holding SA 7.50% 6/15/2030	USD670	$665
Genesis Energy, LP 6.75% 3/15/2034	575	574
GeoPark, Ltd. 8.75% 1/31/2030	1,622	1,638
GeoPark, Ltd. 8.75% 1/31/2030 (e)	1,258	1,270
Green Palm Bidco SARL 5.957% 6/30/2041 (e)	3,180	3,118
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	585	593
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	785	789
Hilcorp Energy I, LP 5.75% 2/1/2029 (e)	665	664
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	3,260	3,237
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	1,050	1,024
Kinetik Holdings, LP 6.625% 12/15/2028 (e)	1,515	1,541
Kodiak Gas Services, LLC 6.50% 10/1/2033 (e)	300	300
Kodiak Gas Services, LLC 6.75% 10/1/2035 (e)	580	585
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (e)	375	379
Leviathan Bond, Ltd. 6.75% 6/30/2030 (e)	2,085	2,138
Magnolia Oil & Gas Operating, LLC 6.625% 8/15/2034 (e)	315	315
Matador Resources Co. 6.25% 4/15/2033 (e)	885	871
Matador Resources Co. 6.00% 4/15/2034 (e)	2,100	2,032
MPLX, LP 5.40% 9/15/2035	992	973
Murphy Oil Corp. 6.00% 10/1/2032	550	545
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	765	802
Nabors Industries, Inc. 8.875% 8/15/2031 (e)	1,190	1,225
Nabors Industries, Inc. 7.625% 11/15/2032 (e)	2,000	2,041
NFE Brazil Financing, Ltd. 12.00% PIK 6/19/2029 (e)(m)	19,165	17,296
NFE Financing, LLC 12.00% 11/15/2029 (e)(l)	51,391	16,798
Noble Finance II, LLC 8.00% 4/15/2030 (e)	3,367	3,482
Noble Finance II, LLC 6.25% 6/15/2034 (e)	2,580	2,507
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (e)	1,355	1,397
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	1,120	1,122
Occidental Petroleum Corp. 4.625% 6/15/2045	1,500	1,215
Occidental Petroleum Corp. 6.60% 3/15/2046	4,000	4,088
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,604
Permian Resources Operating, LLC 5.875% 7/1/2029 (e)	5,000	5,005
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	5,955	6,168
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	5,000	5,092
Petroleos Mexicanos 6.50% 3/13/2027	58,977	59,381
Petroleos Mexicanos 6.50% 1/23/2029	14,000	14,211
Petroleos Mexicanos 6.84% 1/23/2030	45,000	45,710
Petroleos Mexicanos 6.70% 2/16/2032	237	237
Petroleos Mexicanos 6.375% 1/23/2045	108	89
Petroleos Mexicanos 6.75% 9/21/2047	5,264	4,312
Petroleos Mexicanos 6.35% 2/12/2048	44	35
Petroleos Mexicanos 7.69% 1/23/2050	597	533
Petroleos Mexicanos 6.95% 1/28/2060	310	250
Pluspetrol SA 8.125% 5/18/2031	953	984
Pluspetrol SA 8.50% 5/30/2032 (e)	632	670
Raizen Fuels Finance SA 6.70% 2/25/2037 (e)(l)	2,275	1,203
Range Resources Corp. 4.75% 2/15/2030 (e)	445	433
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (e)	1,542	1,549
Saturn Oil & Gas, Inc. 8.50% 7/30/2031 (e)	1,025	1,028
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	1,217	1,193
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	17,750	17,131
Saudi Arabian Oil Co. 5.00% 2/2/2036 (e)	2,793	2,685
Saudi Arabian Oil Co. 6.00% 2/2/2056 (e)	2,500	2,294
Capital Income Builder — Page 36 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Saudi Arabian Oil Co. 5.875% 7/17/2064 (e)	USD3,000	$2,659
Schlumberger Investment SA 4.55% 5/7/2031	3,044	3,001
Schlumberger Investment SA 4.80% 5/7/2033	1,801	1,769
Schlumberger Investment SA 5.15% 5/7/2036	4,922	4,818
Seadrill Finance, Ltd. 6.75% 7/15/2034 (e)	1,540	1,484
SM Energy Co. 8.375% 7/1/2028 (e)	1,675	1,711
SM Energy Co. 8.625% 11/1/2030 (e)	490	515
SM Energy Co. 8.75% 7/1/2031 (e)	2,682	2,805
SM Energy Co. 9.625% 6/15/2033 (e)	915	1,007
Sunoco, LP 7.00% 9/15/2028 (e)	2,000	2,036
Sunoco, LP 7.00% 5/1/2029 (e)	935	956
Sunoco, LP 4.50% 5/15/2029	1,700	1,656
Sunoco, LP 5.625% 3/15/2031 (e)	295	291
Sunoco, LP 5.375% 7/15/2031 (e)	750	736
Sunoco, LP 7.25% 5/1/2032 (e)	1,766	1,822
Sunoco, LP 5.875% 3/15/2034 (e)	1,360	1,332
Sunoco, LP 5.625% 7/15/2034 (e)	515	498
Talos Production, Inc. 9.375% 2/1/2031 (e)	1,915	2,020
Targa Resources Corp. 5.40% 7/30/2036	1,670	1,628
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	3,194	3,120
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.123% 5/16/2067 (f)	1,000	926
Transocean International, Ltd. 8.75% 2/15/2030 (e)	700	727
Transocean International, Ltd. 7.875% 10/15/2032 (e)	1,290	1,344
USA Compression Partners, LP 7.125% 3/15/2029 (e)	1,380	1,410
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	3,000	2,855
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	6,731	6,860
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	3,485	3,230
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (e)	10,000	8,779
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	1,665	1,646
Venture Global LNG, Inc. 8.375% 6/1/2031 (e)	1,570	1,624
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	1,455	1,550
Venture Global LNG, Inc. 6.375% 12/15/2034 (e)	1,325	1,291
Venture Global LNG, Inc. 6.625% 6/15/2036 (e)	1,990	1,951
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	885	900
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	1,250	1,357
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	3,215	3,319
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)	800	825
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	3,095	3,432
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	2,450	2,566
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (e)	7,452	7,694
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (e)	2,135	2,257
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	5,113	5,165
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (e)	845	871
YPF SA 8.75% 9/11/2031	78	83
YPF SA 8.25% 1/17/2034	1,335	1,410
		500,560
Health care 0.38%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	1,259	1,288
AbbVie, Inc. 4.125% 3/15/2031	683	662
AbbVie, Inc. 4.95% 3/15/2031	1,155	1,161
AbbVie, Inc. 4.40% 3/15/2033	1,380	1,330
AbbVie, Inc. 5.05% 3/15/2034	4,675	4,641
AbbVie, Inc. 5.20% 3/15/2035	1,110	1,106
Capital Income Builder — Page 37 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 4.75% 3/15/2036	USD4,208	$4,028
AbbVie, Inc. 5.35% 3/15/2044	2,450	2,302
AbbVie, Inc. 5.40% 3/15/2054	2,000	1,832
AbbVie, Inc. 5.55% 3/15/2056	2,128	1,987
Accendra Health, Inc. 9.00% 6/15/2032 (e)	13,412	12,811
Accendra Health, Inc. 9.75% 6/15/2033 (e)	5,329	3,583
Accendra Health, Inc. 9.75% 6/15/2033 (e)	4,368	2,818
Amgen, Inc. 4.20% 2/19/2031	513	498
Amgen, Inc. 4.20% 3/1/2033	8,000	7,577
Amgen, Inc. 5.25% 3/2/2033	3,325	3,333
Amgen, Inc. 4.85% 2/19/2036	9,698	9,298
Amgen, Inc. 5.60% 3/2/2043	8,000	7,673
Amgen, Inc. 4.40% 5/1/2045	2,000	1,627
Amgen, Inc. 5.50% 2/19/2046	2,756	2,570
Amgen, Inc. 5.65% 3/2/2053	75	70
Amgen, Inc. 5.65% 2/19/2056	3,982	3,720
Amgen, Inc. 5.75% 3/2/2063	5,800	5,358
Ascension Health 4.078% 11/15/2028	673	665
AstraZeneca Finance, LLC 4.90% 2/26/2031	275	276
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,000	991
Baxter International, Inc. 4.45% 2/15/2029	1,512	1,490
Baxter International, Inc. 4.90% 12/15/2030	4,030	3,956
Baxter International, Inc. 5.65% 12/15/2035	5,176	5,061
Baxter International, Inc. 3.132% 12/1/2051	3,190	1,831
Bayer US Finance, LLC 5.125% 7/20/2031 (e)	13,500	13,386
Bayer US Finance, LLC 5.375% 7/20/2033 (e)	1,749	1,728
Bayer US Finance, LLC 5.625% 7/20/2036 (e)	2,855	2,805
Bayer US Finance, LLC 6.375% 7/20/2056 (e)	4,000	3,870
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (e)	9,563	9,334
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,958	3,976
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	311
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,005	7,441
Cencora, Inc. 4.60% 2/13/2033	3,500	3,388
Cencora, Inc. 4.90% 2/13/2036	2,358	2,258
Centene Corp. 4.25% 12/15/2027	2,714	2,705
Centene Corp. 3.00% 10/15/2030	2,590	2,330
Centene Corp. 2.50% 3/1/2031	896	780
Centene Corp. 2.625% 8/1/2031	3,214	2,787
Cigna Group (The) 5.25% 1/15/2036	4,623	4,535
Cigna Group (The) 6.00% 1/15/2056	1,311	1,274
CVS Health Corp. 5.55% 6/1/2031	2,467	2,517
CVS Health Corp. 5.00% 9/15/2032	3,909	3,876
CVS Health Corp. 5.70% 6/1/2034	1,066	1,080
CVS Health Corp. 5.45% 9/15/2035	895	886
CVS Health Corp. 6.00% 6/1/2044	12,000	11,588
CVS Health Corp. 6.05% 6/1/2054	8,000	7,624
CVS Health Corp. 6.20% 9/15/2055	15,408	15,016
CVS Health Corp. 6.00% 6/1/2063	328	305
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (k)	5,000	5,154
CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030) (k)	5,000	5,151
Elevance Health, Inc. 5.00% 1/15/2036	3,800	3,656
Elevance Health, Inc. 5.70% 9/15/2055	1,580	1,465
Capital Income Builder — Page 38 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Eli Lilly and Co. 4.90% 10/15/2035	USD3,000	$2,937
Eli Lilly and Co. 4.85% 5/20/2036	10,000	9,687
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,192
Encompass Health Corp. 5.875% 6/1/2034 (e)	760	753
Gilead Sciences, Inc. 5.10% 6/15/2035	3,202	3,170
Gilead Sciences, Inc. 2.80% 10/1/2050	3,000	1,793
HCA, Inc. 4.125% 6/15/2029	8,450	8,290
HCA, Inc. 5.30% 5/15/2036	15,000	14,554
Horseshoe Funding Trust II 6.887% 11/15/2055 (e)	3,000	2,994
Humana, Inc. 5.55% 5/1/2035	10,000	9,835
Humana, Inc. 5.75% 4/15/2054	3,855	3,434
IQVIA, Inc. 6.25% 6/1/2032 (e)	12,000	12,169
Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	5,955
Medline Borrower, LP 5.00% 6/15/2031 (e)	31,433	31,019
Medline Borrower, LP 5.25% 6/15/2033 (e)	15,043	14,808
Merck & Co., Inc. 5.85% 5/22/2056	3,000	2,928
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	6,000	5,877
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	890	824
Molina Healthcare, Inc. 6.50% 2/15/2031 (e)	5,950	6,012
Molina Healthcare, Inc. 3.875% 5/15/2032 (e)	8,610	7,705
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	9,885	9,782
Novartis Capital Corp. 4.60% 3/18/2033	1,409	1,376
Novartis Capital Corp. 4.90% 3/18/2036	336	327
Novartis Capital Corp. 5.60% 3/18/2046	154	149
Novartis Capital Corp. 5.70% 3/18/2056	566	547
Organon & Co. 4.125% 4/30/2028 (e)	2,300	2,265
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,392
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,372	6,617
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,494
Pfizer, Inc. 5.60% 11/15/2055	3,000	2,846
Pfizer, Inc. 5.70% 11/15/2065	2,000	1,865
Sotera Health Holdings, LLC 7.375% 6/1/2031 (e)	1,105	1,146
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	945	949
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	7,619	7,469
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	518	500
Tenet Healthcare Corp. 4.25% 6/1/2029	3,870	3,755
Tenet Healthcare Corp. 6.75% 5/15/2031	1,935	1,975
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,998	7,974
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	909	908
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	13,045	13,311
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,380	6,365
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,363	5,720
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,830
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	8,000	5,901
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	900	912
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	231	223
UnitedHealth Group, Inc. 4.65% 1/15/2031	7,785	7,718
UnitedHealth Group, Inc. 5.30% 6/15/2035	18,458	18,476
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,305
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,000	2,796
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,188	6,070
		496,872
Capital Income Builder — Page 39 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary 0.31%	Principal amount (000)	Value (000)
Advance Auto Parts, Inc. 5.95% 3/9/2028	USD878	$884
Advance Auto Parts, Inc. 3.90% 4/15/2030	3,581	3,352
Advance Auto Parts, Inc. 7.00% 8/1/2030 (e)	356	365
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,272	2,866
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	5,654	5,840
Allied Universal Holdco, LLC 6.875% 6/15/2030 (e)	8,162	8,345
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	1,355	1,386
Amazon.com, Inc. 4.80% 7/9/2031	15,000	14,862
Amazon.com, Inc. 4.65% 11/20/2035	2,284	2,153
Amazon.com, Inc. 4.875% 3/13/2036	5,700	5,458
Amazon.com, Inc. 5.45% 11/20/2055	6,392	5,607
Amazon.com, Inc. 5.80% 3/13/2056	3,646	3,355
Amazon.com, Inc. 6.10% 7/9/2056	2,500	2,403
Amazon.com, Inc. 5.55% 11/20/2065	4,325	3,746
AutoNation, Inc. 5.89% 3/15/2035	4,000	4,017
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,017
Booking Holdings, Inc. 5.375% 5/7/2036	1,900	1,872
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	14,000	14,055
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	4,220	4,036
Carnival Corp., Ltd. 4.00% 8/1/2028 (e)	3,000	2,940
Carnival Corp., Ltd. 5.125% 5/1/2029 (e)	3,460	3,435
Carnival Corp., Ltd. 7.00% 8/15/2029 (e)	6,115	6,333
Carnival Corp., Ltd. 5.75% 3/15/2030 (e)	3,628	3,636
Carnival Corp., Ltd. 5.75% 8/1/2032 (e)	3,500	3,472
Carnival Corp., Ltd. 6.125% 2/15/2033 (e)	8,965	8,971
Ford Motor Co. 3.25% 2/12/2032	2,000	1,750
Ford Motor Co. 4.75% 1/15/2043	17,930	13,781
Ford Motor Co. 5.291% 12/8/2046	12,810	10,248
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,789
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,028
Ford Motor Credit Co., LLC 4.95% 5/28/2027	8,050	8,054
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	968
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,171	1,184
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,833
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,453
Ford Motor Credit Co., LLC 4.97% 4/6/2029	1,780	1,759
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,100	1,089
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,751
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,247	1,248
Ford Motor Credit Co., LLC 5.42% 4/9/2031	15,707	15,463
Ford Motor Credit Co., LLC 3.625% 6/17/2031	5,000	4,539
Ford Motor Credit Co., LLC 6.054% 11/5/2031	9,602	9,660
Ford Motor Credit Co., LLC 5.753% 4/6/2033	5,484	5,390
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,803	7,781
Ford Motor Credit Co., LLC 6.50% 2/7/2035	22,500	22,768
Ford Motor Credit Co., LLC 5.869% 10/31/2035	6,576	6,349
Ford Motor Credit Co., LLC 6.467% 5/22/2036	7,000	7,023
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	765
General Motors Financial Co., Inc. 4.90% 10/6/2029	603	603
General Motors Financial Co., Inc. 5.45% 7/15/2030	2,000	2,026
General Motors Financial Co., Inc. 4.60% 1/8/2031	1,500	1,466
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,105	1,122
General Motors Financial Co., Inc. 5.90% 1/7/2035	8,361	8,448
General Motors Financial Co., Inc. 5.45% 1/8/2036	2,333	2,280
Capital Income Builder — Page 40 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	USD3,800	$3,410
Genting New York, LLC 7.25% 10/1/2029 (e)	630	645
Gildan Activewear, Inc. 5.40% 10/7/2035 (e)	645	620
GLP Capital, LP 4.00% 1/15/2030	3,240	3,094
GOHL Capital Holdings, Ltd. 8.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.261% on 4/29/2036) (k)	1,413	1,342
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	2,535	2,604
Grand Canyon University 4.375% 10/1/2026	1,500	1,502
Great Canadian Gaming Corp. 8.75% 11/15/2029 (e)	385	389
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,573
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,330
Hyundai Capital America 4.875% 6/23/2027 (e)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (e)	1,573	1,584
Hyundai Capital America 4.90% 6/23/2028 (e)	1,422	1,423
Hyundai Capital America 5.15% 3/27/2030 (e)	1,000	1,000
Hyundai Capital America 4.50% 9/18/2030 (e)	1,043	1,016
Hyundai Capital America 5.00% 4/7/2031 (e)	6,500	6,434
Hyundai Capital America 5.00% 6/18/2031 (e)	3,029	2,996
Las Vegas Sands Corp. 5.65% 5/18/2033	7,000	6,921
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,696
McDonald’s Corp. 5.15% 9/9/2052	1,225	1,070
Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,214
Newell Brands, Inc. 6.625% 5/15/2032	5,900	5,973
Newell Brands, Inc. 7.375% 4/1/2036	2,025	2,042
Newell Brands, Inc. 7.50% 4/1/2046	4,000	3,691
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (e)	10,000	9,773
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (e)	2,580	2,645
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	6,000	5,563
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	9,790	10,338
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	345	338
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (e)	1,095	1,099
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	5,340	5,114
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	9,331	9,039
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	20,700	19,453
Sands China, Ltd. 2.85% 3/8/2029	10,000	9,455
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	1,660	1,346
Whirlpool Corp. 7.50% 7/1/2031 (e)	1,625	1,619
Whirlpool Corp. 7.875% 7/1/2034 (e)	450	427
		409,141
Utilities 0.28%
Aegea Finance SARL 9.00% 1/20/2031 (e)	330	321
AES Corp. 5.20% 7/15/2029	2,850	2,853
AES Corp. 3.95% 7/15/2030 (e)	7,025	6,695
AES Corp. 5.75% 7/15/2033	11,350	11,248
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (e)	1,237	1,164
Alliant Energy Finance, LLC 3.60% 3/1/2032 (e)	750	691
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,587
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,416
Commonwealth Edison Co. 4.55% 6/1/2031	6,975	6,863
Consumers Energy Co. 5.05% 5/15/2035	650	638
Consumers Energy Co. 5.125% 5/1/2036	7,400	7,259
COX Asset Mexico SA de CV 7.125% 1/8/2032 (e)	260	259
Duke Energy Carolinas, LLC 5.15% 6/15/2036	2,200	2,150
Capital Income Builder — Page 41 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, LLC 5.75% 6/15/2056	USD8,350	$7,917
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	3,896
Duke Energy Florida, LLC 4.85% 12/1/2035	425	408
Edison International 5.25% 11/15/2028	1,000	1,001
Edison International 5.25% 3/15/2032	2,280	2,235
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (k)	1,450	1,497
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (k)	EUR4,000	4,594
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(k)	USD1,875	2,172
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	2,318	2,187
Enfragen Energia Sur SA 5.375% 12/30/2030	1,085	1,021
Enfragen Energia Sur SA 8.499% 6/30/2032	400	415
Evergy Missouri West, Inc. 4.70% 5/21/2029 (e)	1,400	1,395
Exelon Corp. 4.45% 4/15/2046	8,115	6,457
FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,299
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,658
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,116
Florida Power & Light Co. 4.70% 2/15/2036	7,470	7,077
Florida Power & Light Co. 5.125% 6/1/2036	19,986	19,576
Florida Power & Light Co. 5.75% 6/1/2056	17,770	16,966
Florida Power & Light Co. 5.90% 6/1/2066	510	486
Generadora de Gatun SA 6.874% 9/30/2044 (e)	1,000	1,002
Light Servicos de Eletricidade S A 4.21% 12/19/2032	209	152
Light Servicos de Eletricidade S A 2.26% Cash 12/19/2037 (m)	89	24
Long Ridge Energy, LLC 8.75% 2/15/2032 (e)	1,645	1,704
NiSource, Inc. 4.75% 5/18/2031	2,100	2,076
NiSource, Inc. 5.30% 5/18/2036	1,450	1,419
Northern States Power Co. 4.85% 5/15/2036	500	480
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,012
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,125
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,925	2,949
Pacific Gas and Electric Co. 6.00% 8/15/2035	2,990	3,037
Pacific Gas and Electric Co. 5.20% 5/1/2036	1,025	976
Pacific Gas and Electric Co. 4.95% 7/1/2050	21,054	16,997
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,500	9,923
Pacific Gas and Electric Co. 5.90% 10/1/2054	3,000	2,718
Pacific Gas and Electric Co. 6.30% 8/15/2056	480	460
PacifiCorp 5.10% 2/15/2029	175	176
PacifiCorp 4.25% 3/15/2029	150	148
PacifiCorp 4.65% 4/15/2029	3,125	3,115
PacifiCorp 5.10% 4/15/2031	5,025	5,017
PacifiCorp 5.45% 4/15/2033	20,134	20,141
PacifiCorp 5.45% 2/15/2034	2,700	2,688
PacifiCorp 5.80% 4/15/2036	17,183	17,242
PacifiCorp 3.30% 3/15/2051	800	492
PacifiCorp 2.90% 6/15/2052	5,259	2,972
PacifiCorp 5.35% 12/1/2053	1,823	1,559
PacifiCorp 5.50% 5/15/2054	9,286	8,094
PacifiCorp 5.80% 1/15/2055	5,561	5,029
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (k)	8,000	7,880
Pampa Energia SA 7.75% 11/14/2037 (e)	1,660	1,686
Capital Income Builder — Page 42 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pampa Energia SA 7.75% 11/14/2037	USD263	$267
PG&E Corp. 5.00% 7/1/2028	3,595	3,563
PG&E Corp. 5.25% 7/1/2030	12,763	12,558
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (k)	9,025	8,936
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,860
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,156
Public Service Electric and Gas Co. 5.625% 1/1/2056	2,600	2,447
Public Service Enterprise Group, Inc. 4.80% 6/15/2031	2,175	2,149
Rio Grande LNG, LLC 5.25% 6/30/2031 (e)	10,384	10,259
Rio Grande LNG, LLC 5.50% 1/30/2034 (e)	5,061	4,951
Rio Grande LNG, LLC 5.75% 6/30/2036 (e)	17,440	16,940
Rio Grande LNG, LLC 6.15% 6/30/2041 (e)	5,732	5,549
Southern California Edison Co. 5.15% 6/1/2029	2,500	2,513
Southern California Edison Co. 4.80% 3/15/2033	1,850	1,789
Southern California Edison Co. 5.20% 6/1/2034	1,000	977
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,455
Southern California Edison Co. 4.00% 4/1/2047	9,100	6,502
Southern California Edison Co. 3.45% 2/1/2052	1,441	907
Southern California Edison Co. 6.20% 9/15/2055	463	441
Talen Energy Supply, LLC 6.125% 5/1/2031 (n)	565	562
Talen Energy Supply, LLC 6.375% 5/1/2033 (n)	810	798
Union Electric Co. 5.75% 9/15/2056	1,825	1,729
Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,418
		369,536
Industrials 0.28%
Ambipar Lux SARL 9.875% 2/6/2031 (e)(l)	385	138
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (e)	965	950
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (e)	1,285	1,252
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (e)	565	574
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (e)	680	679
BAE Systems PLC 5.25% 3/26/2031 (e)	346	351
BAE Systems PLC 5.30% 3/26/2034 (e)	925	925
Boeing Co. (The) 6.298% 5/1/2029	3,228	3,344
Boeing Co. (The) 5.15% 5/1/2030	2,813	2,828
Boeing Co. (The) 3.625% 2/1/2031	2,488	2,346
Boeing Co. (The) 6.388% 5/1/2031	1,894	1,993
Boeing Co. (The) 3.60% 5/1/2034	5,000	4,430
Boeing Co. (The) 6.528% 5/1/2034	71,724	76,842
Boeing Co. (The) 5.805% 5/1/2050	4,141	3,914
Boeing Co. (The) 6.858% 5/1/2054	749	803
Boeing Co. (The) 5.93% 5/1/2060	4,682	4,374
Boeing Co. (The) 7.008% 5/1/2064	218	236
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,247	895
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,885	2,429
Carpenter Technology Corp. 5.625% 3/1/2034 (e)	5,885	5,809
Carrier Global Corp. 2.722% 2/15/2030	12,267	11,404
Carrix, Inc. 6.125% 8/1/2033 (e)	6,380	6,366
Clean Harbors, Inc. 6.375% 2/1/2031 (e)	335	339
Clean Harbors, Inc. 5.75% 10/15/2033 (e)	4,865	4,843
CoreLogic, Inc. 9.00% 8/1/2031 (e)	3,000	2,962
CSX Corp. 2.40% 2/15/2030	6,636	6,142
CSX Corp. 3.35% 9/15/2049	6,000	4,030
Capital Income Builder — Page 43 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	USD20,775	$21,273
EquipmentShare.com, Inc. 8.00% 3/15/2033 (e)	9,000	9,076
EquipmentShare.com, Inc., 7.125% 7/1/2034 (e)	8,450	8,081
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (e)	1,930	1,906
HEICO Corp. 4.95% 8/1/2031	17,768	17,720
HEICO Corp. 5.40% 8/1/2036	1,640	1,624
Herc Holdings, Inc. 6.625% 6/15/2029 (e)	1,755	1,787
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	1,015	1,048
Herc Holdings, Inc. 5.75% 3/15/2031 (e)	1,720	1,704
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	3,825	3,950
Herc Holdings, Inc. 6.00% 3/15/2034 (e)	1,795	1,762
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (e)	11,751	11,332
Icahn Enterprises, LP 5.25% 5/15/2027	25,000	24,854
Icahn Enterprises, LP 9.75% 1/15/2029	1,870	1,864
Icahn Enterprises, LP 10.00% 11/15/2029 (e)	680	682
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (e)	1,140	1,150
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032	415	418
Mobility Global, Inc. 5.05% 6/15/2029 (e)	2,321	2,312
Mobility Global, Inc. 5.45% 6/15/2031 (e)	4,894	4,896
Mobility Global, Inc. 6.05% 6/15/2036 (e)	3,460	3,411
Moog, Inc. 5.50% 10/15/2034 (e)	685	664
Norfolk Southern Corp. 5.10% 5/1/2035	1,805	1,779
Norfolk Southern Corp. 5.35% 8/1/2054	14,173	12,759
QXO Building Products, Inc. 6.50% 7/15/2031 (e)	3,505	3,522
QXO Building Products, Inc. 6.75% 4/30/2032 (e)	4,775	4,881
QXO Building Products, Inc. 6.875% 7/15/2034 (e)	3,700	3,708
Regal Rexnord Corp. 6.30% 2/15/2030	1,555	1,608
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,608
Republic Services, Inc. 4.75% 7/15/2031	10,000	9,936
Reworld Holding Corp. 4.875% 12/1/2029 (e)	2,000	1,900
RTX Corp. 3.125% 5/4/2027	12,375	12,268
RTX Corp. 5.375% 2/27/2053	1,500	1,373
Science Applications International Corp. 5.875% 11/1/2033 (e)	310	304
SkyMiles IP, Ltd. 4.75% 10/20/2028 (e)	1,830	1,827
Sumisho Air Lease Corp. 4.40% 3/24/2028 (e)	1,220	1,212
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	940	929
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	4,565	4,482
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	2,090	2,038
TransDigm, Inc. 6.375% 3/1/2029 (e)	5,445	5,517
TransDigm, Inc. 6.25% 1/31/2034 (e)	11,005	11,121
TransDigm, Inc. 6.75% 1/31/2034 (e)	1,180	1,200
TransDigm, Inc. 6.125% 7/31/2034 (e)	483	478
Tyco Electronics Group SA 4.875% 2/9/2036	952	912
Union Pacific Corp. 5.10% 2/20/2035	1,263	1,260
Union Pacific Corp. 2.95% 3/10/2052	410	247
Union Pacific Corp. 3.50% 2/14/2053	817	549
Union Pacific Corp. 5.60% 12/1/2054	2,173	2,057
Waste Connections, Inc. 4.80% 7/15/2036	2,017	1,928
		365,115
Information technology 0.28%
Amphenol Corp. 4.625% 2/15/2036	11,880	11,202
Amphenol Corp. 5.30% 11/15/2055	1,463	1,322
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (e)	990	969
Capital Income Builder — Page 44 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Beacon Point DC, LLC 6.129% 11/30/2042 (e)	USD2,347	$2,253
Black Pearl Compute, LLC 6.125% 2/15/2031 (e)	20,000	19,991
Broadcom, Inc. 5.15% 11/15/2031	2,511	2,504
Broadcom, Inc. 4.55% 2/15/2032	492	474
Broadcom, Inc. 3.469% 4/15/2034	1,500	1,297
Broadcom, Inc. 4.80% 10/15/2034	495	467
Broadcom, Inc. 5.20% 7/15/2035	2,376	2,282
Cloud Software Group, LLC 8.25% 6/30/2032 (e)	4,000	3,787
Cloud Software Group, LLC 6.625% 8/15/2033 (e)	4,515	3,941
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	8,605	8,955
Fair Isaac Corp. 6.00% 5/15/2033 (e)	7,000	6,779
Hughes Satellite Systems Corp. 5.25% 8/1/2036	38,375	28,186
Hughes Satellite Systems Corp. 6.625% 8/1/2036	3,286	1,408
HUT 8 DC LLC 6.192% 11/15/2042 (e)	5,628	5,475
Intel Corp. 5.00% 2/21/2031	3,000	2,995
Intel Corp. 4.65% 6/1/2031	4,419	4,322
Intel Corp. 5.00% 8/15/2033	6,517	6,338
Intel Corp. 5.30% 5/15/2036	5,775	5,579
Intel Corp. 3.05% 8/12/2051	2,455	1,442
Intel Corp. 5.60% 2/21/2054	10,177	8,906
Intel Corp. 6.125% 5/15/2056	3,000	2,817
Intel Corp. 3.10% 2/15/2060	8,000	4,228
Microchip Technology, Inc. 5.05% 2/15/2030	1,267	1,262
NCR Atleos Corp. 9.50% 4/1/2029 (e)	1,325	1,406
NVIDIA Corp. 4.95% 6/15/2036	5,500	5,265
Oracle Corp. 3.25% 11/15/2027	5,000	4,887
Oracle Corp. 4.55% 2/4/2029	4,000	3,900
Oracle Corp. 4.95% 2/4/2031	2,049	1,958
Oracle Corp. 4.80% 9/26/2032	4,000	3,683
Oracle Corp. 5.35% 5/4/2033	2,489	2,340
Oracle Corp. 5.50% 8/3/2035	642	590
Oracle Corp. 5.20% 9/26/2035	18,150	16,297
Oracle Corp. 5.70% 2/4/2036	9,231	8,552
Oracle Corp. 3.65% 3/25/2041	3,735	2,536
Oracle Corp. 5.875% 9/26/2045	1,430	1,174
Oracle Corp. 6.55% 2/4/2046	4,701	4,164
Oracle Corp. 3.60% 4/1/2050	6,726	3,859
Oracle Corp. 3.95% 3/25/2051	3,029	1,847
Oracle Corp. 6.00% 8/3/2055	5,000	4,013
Oracle Corp. 5.95% 9/26/2055	17,309	13,765
Oracle Corp. 6.70% 2/4/2056	11,418	10,078
Oracle Corp. 3.85% 4/1/2060	2,690	1,512
Oracle Corp. 4.10% 3/25/2061	2,690	1,573
Oracle Corp. 6.10% 9/26/2065	1,667	1,311
Oracle Corp. 6.85% 2/4/2066	5,000	4,404
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (e)	46,645	45,244
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,305
Roper Technologies, Inc. 5.10% 9/15/2035	1,865	1,780
SE Cosmos, LLC 8.875% 5/1/2031 (e)	4,335	4,280
Synopsys, Inc. 5.15% 4/1/2035	25,000	24,269
Synopsys, Inc. 5.70% 4/1/2055	22,694	20,832
Texas Instruments, Inc. 4.85% 2/8/2034	5	5
UKG, Inc. 6.875% 2/1/2031 (e)	1,240	1,216
Capital Income Builder — Page 45 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Unisys Corp. 10.625% 1/15/2031 (e)	USD4,351	$4,093
Viasat, Inc. 5.625% 4/15/2027 (e)	16,000	15,980
		358,299
Consumer staples 0.15%
Albertsons Cos., Inc. 5.50% 3/31/2031 (e)	2,160	2,078
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	7,070	6,582
B&G Foods, Inc. 8.00% 9/15/2028 (e)	9,780	9,573
BAT Capital Corp. 3.557% 8/15/2027	1,887	1,869
BAT Capital Corp. 5.834% 2/20/2031	2,115	2,182
BAT Capital Corp. 5.35% 8/15/2032	2,500	2,530
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,056
BAT Capital Corp. 6.421% 8/2/2033	1,144	1,217
BAT Capital Corp. 6.00% 2/20/2034	2,000	2,077
BAT Capital Corp. 5.625% 8/15/2035	6,676	6,781
BAT Capital Corp. 5.65% 3/16/2052	713	646
BAT Capital Corp. 7.081% 8/2/2053	2,843	3,079
BAT Capital Corp. 6.25% 8/15/2055	2,308	2,262
Campbell’s Co. (The) 4.75% 3/23/2035	121	111
Campbell’s Co. (The) 5.25% 10/13/2054	264	214
Clorox Co. 4.70% 5/15/2031	805	792
Clorox Co. 4.95% 5/15/2033	1,088	1,064
Clorox Co. 5.25% 5/15/2036	2,562	2,497
Coca-Cola Co. 5.20% 1/14/2055	1,498	1,360
Constellation Brands, Inc. 4.35% 5/9/2027	2,454	2,453
Constellation Brands, Inc. 4.85% 5/6/2031	2,296	2,275
Coty, Inc. 4.75% 1/15/2029 (e)	1,407	1,383
Coty, Inc. 5.60% 1/15/2031 (e)	14,120	13,866
Imperial Brands Finance PLC 4.875% 2/7/2032 (e)	6,187	6,066
Imperial Brands Finance PLC 5.875% 7/1/2034 (e)	2,452	2,490
Imperial Brands Finance PLC 5.625% 7/1/2035 (e)	12,728	12,597
Imperial Brands Finance PLC 5.50% 7/7/2036 (e)	11,000	10,701
Imperial Brands Finance PLC 6.375% 7/1/2055 (e)	1,702	1,653
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	2,295	2,332
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	4,170	4,120
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	4,951	4,816
Mars, Inc. 5.20% 3/1/2035 (e)	4,879	4,813
Mars, Inc. 5.65% 5/1/2045 (e)	886	847
Mars, Inc. 5.70% 5/1/2055 (e)	9,151	8,642
Mars, Inc. 5.80% 5/1/2065 (e)	238	225
Minerva Luxembourg SA 8.875% 9/13/2033 (e)	2,215	2,294
Mondelez International, Inc. 5.125% 5/6/2035	2,000	1,966
NBM US Holdings, Inc. 6.625% 8/6/2029 (n)	2,243	2,245
Performance Food Group, Inc. 5.625% 3/1/2034 (e)	3,795	3,684
Philip Morris International, Inc. 4.375% 4/30/2030	1,971	1,937
Philip Morris International, Inc. 4.00% 10/29/2030	1,659	1,603
Philip Morris International, Inc. 4.25% 10/29/2032	3,500	3,356
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,023
Philip Morris International, Inc. 5.25% 2/13/2034	995	997
Philip Morris International, Inc. 4.90% 11/1/2034	2,000	1,954
Philip Morris International, Inc. 4.625% 10/29/2035	21,280	20,106
Philip Morris International, Inc. 4.875% 4/29/2036	13,218	12,664
Post Holdings, Inc. 6.25% 2/15/2032 (e)	946	951
Post Holdings, Inc. 6.375% 3/1/2033 (e)	3,290	3,243
Capital Income Builder — Page 46 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 6.25% 10/15/2034 (e)	USD610	$594
Prestige Brands, Inc. 6.25% 7/15/2034 (e)	1,880	1,886
		188,752
Real estate 0.14%
Boston Properties, LP 2.45% 10/1/2033	2,114	1,719
Boston Properties, LP 6.50% 1/15/2034	2,395	2,503
Boston Properties, LP 5.75% 1/15/2035	1,500	1,490
Equinix, Inc. 2.90% 11/18/2026	6,572	6,545
Fibra SOMA Trust F / 6185 4.375% 7/22/2031 (e)	2,753	2,495
Fibra SOMA Trust F / 6185 7.125% 5/28/2036 (e)	5,845	5,743
Forestar Group, Inc. 5.00% 3/1/2028 (e)	6,000	5,973
Forestar Group, Inc. 6.50% 3/15/2033 (e)	2,640	2,647
Highwoods Realty, LP 7.65% 2/1/2034	2,625	2,890
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	260	251
Howard Hughes Corp. (The) 5.875% 3/1/2032 (e)	1,290	1,261
Howard Hughes Corp. (The) 6.125% 3/1/2034 (e)	1,720	1,678
Hudson Pacific Properties, LP 4.65% 4/1/2029	3,500	3,293
Hudson Pacific Properties, LP 3.25% 1/15/2030	1,200	1,051
Iron Mountain, Inc. 6.25% 1/15/2035 (e)	5,280	5,220
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (e)	3,195	3,256
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (e)	23,720	24,030
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,487	1,484
MPT Operating Partnership, LP 3.50% 3/15/2031	260	178
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	31,750	32,289
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,891	1,859
Prologis, LP 5.25% 3/15/2054	270	243
Service Properties Trust 0% 9/30/2027 (e)	29,378	27,470
Service Properties Trust 3.95% 1/15/2028	5,110	4,961
Service Properties Trust 4.95% 10/1/2029	1,042	975
Service Properties Trust 4.375% 2/15/2030	60	54
Service Properties Trust 8.625% 11/15/2031 (e)	28,212	29,665
VICI Properties, LP 5.625% 4/1/2035	1,414	1,386
WEA Finance, LLC 3.50% 6/15/2029 (e)	2,083	1,999
		174,608
Materials 0.12%
Ball Corp. 5.50% 9/15/2033	3,945	3,922
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	657
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,306
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	1,500	1,447
Braskem Netherlands Finance BV 4.50% 1/10/2028 (l)	600	339
Braskem Netherlands Finance BV 4.50% 1/31/2030 (l)	1,264	688
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)(l)	1,475	849
Braskem Netherlands Finance BV 8.50% 1/12/2031 (l)	600	345
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	1,488
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	1,270	687
Braskem Netherlands Finance BV 8.00% 10/15/2034 (e)	1,740	945
Canpack Group, Inc. 6.00% 5/15/2031 (e)	285	284
Celanese US Holdings, LLC 7.35% 11/15/2028	2,314	2,402
Celanese US Holdings, LLC 6.50% 4/15/2030	2,000	2,026
Celanese US Holdings, LLC 7.55% 11/15/2030	3,000	3,160
Celanese US Holdings, LLC 7.379% 7/15/2032	3,179	3,329
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	4,081
Capital Income Builder — Page 47 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 7.45% 11/15/2033	USD3,649	$3,866
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,455
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)	1,160	1,140
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	9,000	9,102
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	1,830	1,869
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (e)	3,150	3,161
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (e)	3,325	3,363
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (e)	5,716	5,788
Commercial Metals Co. 5.75% 11/15/2033 (e)	3,225	3,170
Commercial Metals Co. 6.00% 12/15/2035 (e)	5,120	5,036
Consolidated Energy Finance SA 12.00% 2/15/2031 (e)	4,190	4,382
Dow Chemical Co. (The) 5.35% 3/15/2035	864	843
Dow Chemical Co. (The) 5.65% 3/15/2036	1,377	1,355
Dow Chemical Co. (The) 4.375% 11/15/2042	795	628
Dow Chemical Co. (The) 4.625% 10/1/2044	98	78
Dow Chemical Co. (The) 5.55% 11/30/2048	688	593
Dow Chemical Co. (The) 4.80% 5/15/2049	556	432
Dow Chemical Co. (The) 3.60% 11/15/2050	373	240
Dow Chemical Co. (The) 6.90% 5/15/2053	231	236
Dow Chemical Co. (The) 5.60% 2/15/2054	2,221	1,909
Ecolab, Inc. 5.00% 9/1/2035	3,000	2,940
Ecolab, Inc. 5.35% 6/15/2036	2,953	2,948
First Quantum Minerals, Ltd. 8.625% 6/1/2031 (e)	5,000	5,208
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (e)	3,000	3,058
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (e)	2,710	2,624
Graphic Packaging International, LLC 6.375% 7/15/2032 (e)	7,000	6,997
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (e)	1,602	1,434
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	175	175
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	3,165	3,171
LYB International Finance III, LLC 5.125% 1/15/2031	1,163	1,155
LYB International Finance III, LLC 5.50% 3/1/2034	517	508
LYB International Finance III, LLC 6.15% 5/15/2035	1,544	1,568
LYB International Finance III, LLC 5.875% 1/15/2036	2,986	2,965
LYB International Finance III, LLC 3.375% 10/1/2040	2,413	1,736
Magnera Corp. 7.25% 11/15/2031 (e)	6,000	5,876
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (e)	1,680	1,715
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	1,206	1,241
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	3,280	3,199
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	11,685	9,749
Orbia Advance Corp, SAB de CV, 5.50% 1/15/2048	5,545	4,174
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	2,000	2,026
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	550	558
Sasol Financing USA, LLC 8.75% 5/3/2029 (e)	279	293
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,575
Sherwin-Williams Co. 5.15% 8/15/2035	774	762
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (e)(k)	3,150	3,145
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	10,000	10,095
		158,496
Total corporate bonds and notes		5,043,306
Capital Income Builder — Page 48 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.58% Other asset-backed securities 0.28%	Principal amount (000)	Value (000)
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(i)	USD17	$18
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (e)(i)	341	342
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (e)(i)	1,269	1,271
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (e)(i)	2,717	2,728
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (e)(i)	129	129
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (e)(i)	5,690	5,617
Amur Equipment Finance Receivables XVI, LLC, Series 2026-1A, Class A2, 4.73% 11/21/2033 (e)(i)	1,549	1,550
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(i)	2,437	2,417
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (e)(i)	4,607	4,511
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(i)	329	326
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(i)	707	709
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (e)(i)	337	337
Apollo Aviation Securitization Equity Trust, Series 2026-1A, Class A1, 5.646% 7/16/2051 (e)(i)	1,421	1,418
Auxilior Term Funding, LLC, Series 2026-1A, Class A1, 4.099% 7/15/2027 (e)(i)	1,920	1,921
Auxilior Term Funding, LLC, Series 2026-1A, Class A2, 4.64% 2/15/2029 (e)(i)	325	325
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (e)(i)	120	120
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (e)(i)	1,167	1,167
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (e)(i)	278	267
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(i)	139	139
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (e)(i)	1,014	1,010
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(i)	234	236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (e)(i)	2,254	2,119
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(i)	4,576	4,591
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (e)(i)	1,225	1,207
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (e)(i)	5,142	5,084
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (e)(i)	100	100
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (e)(i)	1,906	1,901
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(i)	34,729	28,876
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(i)	5,507	4,567
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(i)	26,041	20,539
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(i)	43,237	43,248
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (e)(i)	659	658
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(i)	354	355
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (e)(i)	1,197	1,194
Clarus Capital Funding, LLC, Series 2026-1A, Class B, 5.01% 11/20/2034 (e)(i)	832	826
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (e)(i)	144	135
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (e)(i)	304	285
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (e)(i)	419	393
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (e)(i)	274	257
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (e)(i)	418	419
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (e)(i)	108	109
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 3.981% 11/15/2035 (f)(i)	10	10
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.931% 7/15/2036 (f)(i)	673	642
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.931% 1/15/2037 (f)(i)	901	868
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.941% 2/15/2037 (f)(i)	1,636	1,554
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (e)(i)	546	546
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (e)(i)	236	236
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (e)(i)	494	493
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (e)(i)	32	32
Capital Income Builder — Page 49 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (e)(i)	USD3,681	$3,714
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (e)(i)	2,449	2,456
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (e)(i)	179	178
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (e)(i)	1,906	1,904
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(i)	28,493	26,943
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(i)	3,107	2,862
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (e)(i)	3,681	3,671
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (e)(i)	3,662	3,645
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(i)	1,016	990
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(i)	543	521
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (e)(i)	149	144
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (e)(i)	54	54
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (e)(i)	162	163
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (e)(i)	5,003	5,011
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (e)(i)	1,552	1,551
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (e)(i)	801	806
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(i)	3,657	3,602
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (e)(i)	95	95
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (e)(i)	1,074	1,075
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (e)(i)	1,704	1,703
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (e)(i)	695	694
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (e)(i)	11,884	11,883
M&T Equipment Notes, Series 2026-1A, Class A2, 4.56% 3/19/2029 (e)(i)	855	856
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (e)(i)	2,467	2,452
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (e)(i)	3,294	3,287
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (e)(i)	48	48
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (e)(i)	807	767
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (e)(i)	557	531
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(i)	94,741	77,641
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(i)	527	529
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(i)	114	114
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (e)(i)	1,413	1,415
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(i)	302	301
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (e)(i)	1,745	1,702
OHS Issuer, LLC, Series 2026-1A, Class B, 8.35% 2/25/2061 (e)(i)	1,450	1,413
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(i)	4,284	4,306
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(i)	801	800
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (e)(i)	145	145
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (e)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (e)(i)	159	158
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(i)	466	460
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (e)(i)	100	100
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (e)(i)	352	350
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (e)(i)	1,900	1,897
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(i)	69	69
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (e)(i)	1,073	1,071
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(i)	280	281
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (e)(i)	78	78
PFS Financing Corp., Series 2026-D, Class A, 4.49% 5/15/2031 (e)(i)	1,210	1,204
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(i)	878	868
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(i)	1,124	1,104
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.376% 9/15/2039 (e)(f)(i)	73	74
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (e)(i)	232	234
Capital Income Builder — Page 50 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(i)	USD390	$390
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (e)(i)	79	79
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (e)(i)	363	363
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (e)(i)	502	499
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (e)(i)	703	693
Reach Financial, LLC, Series 2026-2A, Class B, 4.81% 2/15/2035 (e)(i)	1,055	1,053
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (e)(i)	41	41
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (e)(i)	268	261
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (e)(i)	104	102
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (e)(i)	487	462
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (e)(i)	273	269
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (e)(i)	1,252	1,229
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (e)(i)	1,478	1,438
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (e)(i)	1,533	1,470
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (e)(i)	432	422
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (i)	20,413	20,417
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (e)(i)	160	154
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (e)(i)	410	386
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (e)(i)	274	263
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (e)(i)	508	480
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (e)(i)	583	580
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (e)(i)	1,099	1,033
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (e)(i)	403	385
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(i)	1,322	1,307
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (e)(i)	4,004	4,004
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (e)(i)	236	236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (e)(i)	247	245
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (e)(i)	265	261
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (e)(i)	421	420
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (e)(i)	836	838
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(i)	85	86
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (e)(i)	134	134
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (e)(i)	102	102
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(i)	210	211
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (e)(i)	261	261
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (e)(i)	1,052	1,044
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (e)(i)	160	159
		367,600
Auto loan 0.24%
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (e)(i)	951	952
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (e)(i)	3,545	3,547
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (e)(i)	11,655	11,646
American Credit Acceptance Receivables Trust, Series 2026-3, Class A, 4.60% 6/10/2030 (e)(i)	3,802	3,803
American Credit Acceptance Receivables Trust, Series 2026-3, Class B, 4.83% 3/10/2031 (e)(i)	475	475
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (e)(i)	1,830	1,832
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (i)	192	193
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (e)(i)	67	67
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (e)(i)	561	560
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (e)(i)	8,130	8,183
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (e)(i)	2,600	2,630
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (e)(i)	3,784	3,789
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (e)(i)	145	147
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (e)(i)	6,271	6,272
Capital Income Builder — Page 51 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(i)	USD29,522	$30,114
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (e)(i)	385	390
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (i)	116	116
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (i)	78	78
Bridgecrest Lending Auto Securitization Trust, Series 2026-3, Class A2, 4.46% 2/15/2029 (i)	1,220	1,220
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (i)	355	356
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (i)	1,270	1,267
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (i)	230	229
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(i)	31	31
CPS Auto Receivables Trust, Series 2026-C, Class A, 4.52% 4/15/2030 (e)(i)	1,585	1,585
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (e)(i)	58	58
CPS Auto Receivables Trust, Series 2026-C, Class B, 4.84% 2/18/2031 (e)(i)	1,845	1,844
CPS Auto Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (e)(i)	1,638	1,638
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (e)(i)	942	937
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (i)	409	409
Exeter Automobile Receivables Trust, Series 2026-3A, Class A2, 4.36% 12/15/2028 (i)	5,625	5,627
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (i)	336	337
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (i)	956	956
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (i)	4,845	4,840
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (i)	102	102
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (i)	745	754
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (e)(i)	1,480	1,531
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (i)	665	665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(i)	15,564	15,781
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (e)(i)	20,420	20,405
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (i)	2,697	2,671
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (e)(i)	368	368
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (e)(i)	11	11
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (e)(i)	2,683	2,686
GLS Auto Receivables Trust, Series 2026-1A, Class A2, 4.04% 11/15/2028 (e)(i)	1,804	1,802
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (e)(i)	2,741	2,740
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (e)(i)	166	166
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (e)(i)	653	653
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030 (e)(i)	915	955
GLS Auto Select Receivables Issuer Trust, Series 2026-3A, Class A2, 4.69% 10/15/2032 (e)(i)	2,280	2,280
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(i)	1,329	1,329
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (e)(i)	83	83
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (e)(i)	1,028	1,025
GLS Auto Select Receivables Trust, Series 2026-2A, Class A2, 4.46% 6/15/2032 (e)(i)	6,000	5,991
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (i)	2	2
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(i)	25,200	25,461
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(i)	16,218	16,516
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (i)	6,540	6,526
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (i)	1,595	1,576
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (e)(i)	2,012	1,978
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(i)	12,375	12,300
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(i)	4,389	4,362
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(i)	688	684
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (e)(i)	281	282
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (e)(i)	262	268
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (e)(i)	742	741
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (e)(i)	824	823
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (e)(i)	353	354
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (e)(i)	833	820
Capital Income Builder — Page 52 of 64

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (e)(i)	USD958	$950
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (e)(i)	24,998	25,060
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (e)(i)	453	450
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (e)(i)	1,157	1,119
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (e)(i)	15	15
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(i)	75	75
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (e)(i)	70	70
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (i)	276	277
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (e)(i)	463	463
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (e)(i)	473	474
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (i)	40	40
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (i)	26	26
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (i)	1,165	1,164
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (i)	4,234	4,253
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (i)	182	184
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(i)	18	18
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (e)(i)	101	101
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (e)(i)	85	85
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (e)(i)	987	988
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (e)(i)	853	852
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (e)(i)	1,408	1,408
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (e)(i)	24,543	24,721
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(e)(i)(l)	1,458	846
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (e)(i)	222	222
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (e)(i)	112	112
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (e)(i)	18	18
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (e)(i)	270	270
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (e)(i)	1,423	1,423
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (e)(i)	2,582	2,585
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (e)(i)	4,631	4,637
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (e)(i)	308	308
Westlake Automobile Receivables Trust, Series 2026-2A, Class A2A, 4.26% 6/15/2029 (e)(i)	3,542	3,541
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (e)(i)	129	130
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (e)(i)	204	204
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (e)(i)	1,147	1,144
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(i)	222	223
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(i)	689	692
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (i)	774	774
		310,741
Student loan 0.03%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(i)	294	270
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(i)	4,619	4,181
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(i)	6,675	6,353
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(i)	15,745	14,955
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (e)(i)	1,328	1,153
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (e)(i)	1,889	1,652
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.524% 4/20/2062 (e)(f)(i)	8,157	8,121
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(i)	2,537	2,341
		39,026
Capital Income Builder — Page 53 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 0.02%	Principal amount (000)	Value (000)
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.859% 4/20/2032 (e)(f)(i)	USD80	$80
Allegro CLO, Ltd., Series 2020-1AR, Class A1R2, (3-month USD CME Term SOFR + 1.24%) 4.981% 7/21/2037 (e)(f)(i)	6,000	6,002
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.865% 10/24/2036 (e)(f)(i)	1,939	1,938
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2036 (e)(f)(i)	1,876	1,878
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 4.911% 11/21/2033 (e)(f)(i)	1,587	1,588
BlueMountain CLO XXII, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.095% 7/15/2031 (e)(f)(i)	19	19
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 4/19/2034 (e)(f)(i)	3,284	3,286
Canyon Capital CLO, Ltd., Series 2016-1AR, Class CR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2031 (e)(f)(i)	740	740
Canyon Capital CLO, Ltd., Series 2016-2A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.65% 10/15/2031 (e)(f)(i)	1,258	1,259
Canyon Capital CLO, Ltd., Series 2017-1A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2034 (e)(f)(i)	357	357
Canyon Capital CLO, Ltd., Series 2018-1A, Class AR1, (3-month USD CME Term SOFR + 1.05%) 4.873% 10/15/2034 (e)(f)(i)	884	884
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.833% 7/15/2036 (e)(f)(i)	2,077	2,077
Marble Point CLO XXII, Ltd., Series 2021-2AR, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.843% 7/25/2034 (e)(f)(i)	3,519	3,520
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.573% 1/15/2033 (e)(f)(i)	403	403
Sound Point CLO V-R LTD, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.141% 7/18/2031 (e)(f)(i)	114	114
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.793% 4/15/2032 (e)(f)(i)	97	97
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.753% 7/15/2032 (e)(f)(i)	142	141
Symphony CLO 44, Ltd., Series 2024-44AR, Class A1R, (3-month USD CME Term SOFR + 1.20%) 4.941% 7/14/2037 (e)(f)(i)	6,000	6,003
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.803% 4/15/2034 (e)(f)(i)	501	502
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.717% 4/25/2033 (e)(f)(i)	776	777
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.121% 4/20/2032 (e)(f)(i)	285	285
		31,950
Credit card 0.01%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(i)	2,500	2,503
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (e)(i)	153	153
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (e)(i)	112	112
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (e)(i)	100	100
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (e)(i)	104	104
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(i)	529	528
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(i)	2,202	2,198
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (e)(i)	2,135	2,118
Capital Income Builder — Page 54 of 64

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (i)	USD539	$543
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (i)	658	659
		9,018
Total asset-backed obligations		758,335
Bonds & notes of governments & government agencies outside the U.S. 0.23% Mexico 0.10%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	58,205	58,176
United Mexican States 3.50% 9/19/2029	EUR4,500	5,143
United Mexican States 3.875% 5/16/2031	5,016	5,683
United Mexican States 5.625% 2/9/2034	USD9,000	8,696
United Mexican States 6.00% 5/7/2036	6,115	5,956
United Mexican States 6.875% 5/13/2037	1,815	1,858
United Mexican States 6.25% 8/27/2037	10,450	10,186
United Mexican States 6.625% 1/29/2038	675	672
United Mexican States 5.00% 4/27/2051	5,978	4,492
United Mexican States 6.338% 5/4/2053	3,120	2,790
United Mexican States 7.375% 5/13/2055	18,830	19,117
United Mexican States 3.75% 4/19/2071	2,550	1,378
		124,147
Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL567,205	103,525
Brazil (Federative Republic of) 6.25% 5/22/2036	USD5,000	4,847
		108,372
Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.628% 4/20/2027 (e)	3,500	3,482
Saudi Arabia (Kingdom of) 3.625% 3/4/2028 (e)	11,435	11,234
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (e)	3,738	3,437
		18,153
Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	12,640	11,575
Peru (Republic of) 5.50% 3/30/2036	1,850	1,824
Peru (Republic of) 5.875% 8/8/2054	840	797
		14,196
Kuwait 0.01%
Kuwait (State of) 5.039% 7/29/2029 (e)	11,793	11,810
United Arab Emirates 0.01%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	15,000	9,566
Colombia 0.01%
Barranquilla Distrito Especial Industrial y Portuario 7.35% 7/23/2031 (e)	925	952
Colombia (Republic of) 5.375% 1/21/2029	2,280	2,272
Colombia (Republic of) 6.125% 1/21/2031	1,190	1,193
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,702
Capital Income Builder — Page 55 of 64

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Colombia (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 7.50% 2/2/2034	USD1,090	$1,146
Colombia (Republic of) 7.75% 11/7/2036	245	262
		8,527
Romania 0.00%
Romania (Republic of) 3.50% 4/3/2034	EUR2,373	2,409
Romania (Republic of) 3.50% 4/3/2034	1,770	1,796
		4,205
Total bonds & notes of governments & government agencies outside the U.S.		298,976
Loans 0.18% Health care 0.05%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.581% 3/29/2029 (f)(o)	USD67,311	63,710
Communication services 0.04%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.231% 9/27/2029 (f)(o)	17,739	17,843
Discovery Global Holdings, Inc., Term Loan B. First Lien, (1-month USD CME Term SOFR + 2.50%) 6.231% 6/3/2033 (f)(o)	16,374	16,401
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.761% 12/1/2028 (f)(o)	12,000	12,060
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (f)(o)	9,020	9,088
		55,392
Industrials 0.04%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.673% 2/1/2028 (f)(o)	46,771	42,702
TransDigm, Inc., Term Loan N, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.231% 2/13/2033 (f)(o)	4,863	4,873
		47,575
Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.14% 11/15/2031 (f)(o)	750	755
Coreweave Financing DDTL V-V, LLC, Delayed Draw Term Loan, First Lien, (USD-SOFR + 5.50%) 9.229% 9/1/2031 (f)(o)	6,235	6,249
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 8.084% 6/2/2028 (f)(o)	3,336	2,985
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.29% 3/2/2029 (f)(o)	10,840	10,933
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.29% 5/30/2030 (f)(o)	15,032	15,154
		36,076
Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(f)(o)	5,721	5,767
Aretec Group, Inc., Term Loan B-4, First Lien, (1-month USD CME Term SOFR + 3.00%) 6.731% 8/9/2030 (f)(o)	3,980	3,993
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (f)(o)	5,102	5,077
		14,837
Materials 0.01%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.323% 11/15/2030 (f)(o)	990	965
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.573% 11/15/2030 (f)(o)	3,481	3,368
Quikrete Holdings, Inc., Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.981% 2/10/2032 (f)(o)	1,284	1,286
		5,619
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Bonds, notes & other debt instruments (continued) Loans (continued) Consumer staples 0.00%	Principal amount (000)	Value (000)
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.981% 2/11/2033 (f)(o)	USD3,746	$3,761
Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.823% 11/25/2032 (f)(o)	2,050	2,032
Consumer discretionary 0.00%
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(o)	1,087	1,090
Asset backed obligations 0.00%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (b)(e)(f)(o)	863	863
Total loans		230,955
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,030	897
Illinois 0.02%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	18,447	18,456
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,020	7,171
Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,690	4,211
Texas 0.00%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,322
Total municipals		36,057
Total bonds, notes & other debt instruments (cost: $20,791,475,000)		20,057,228
Investment funds 2.05%	Shares
Capital Group Central Corporate Bond Fund (p)	325,146,850	2,666,204
Short-term securities 4.94% Money market investments 4.86%
Capital Group Central Cash Fund 3.70% (p)(q)	63,401,573	6,340,791
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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.08%	Shares	Value (000)
Capital Group Central Cash Fund 3.70% (p)(q)(r)	340,742	$34,078
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (q)(r)	18,900,000	18,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (q)(r)	16,800,000	16,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (q)(r)	10,500,000	10,500
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (q)(r)	7,300,000	7,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (q)(r)	7,300,000	7,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (q)(r)	5,200,000	5,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (q)(r)	4,145,330	4,145
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (q)(r)	1,000,000	1,000
		105,223
Total short-term securities (cost: $6,444,874,000)		6,446,014
Total investment securities 100.81% (cost: $93,641,392,000)		131,450,460
Other assets less liabilities (0.81)%		(1,060,391)
Net assets 100.00%		$130,390,069
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
3 Month SOFR Futures	Long	24,684	3/17/2027	USD5,919,223	$(20,893)
2 Year Euro-Schatz Futures	Long	1,295	9/10/2026	157,479	(385)
2 Year U.S. Treasury Note Futures	Long	31,949	10/5/2026	6,569,014	(20,621)
5 Year Euro-Bobl Futures	Short	80	9/10/2026	(10,502)	105
5 Year U.S. Treasury Note Futures	Long	20,436	10/5/2026	2,165,737	(14,946)
10 Year Euro-Bund Futures	Long	258	9/10/2026	36,999	52
10 Year U.S. Treasury Note Futures	Long	2,087	9/30/2026	225,396	(2,593)
10 Year Ultra U.S. Treasury Note Futures	Long	1,643	9/30/2026	180,242	(1,992)
20 Year U.S. Treasury Bond Futures	Long	1,174	9/30/2026	127,159	(2,567)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,559	9/30/2026	280,691	(6,486)
					$(70,326)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	30,286	EUR	26,420	Bank of New York Mellon	8/7/2026	$(189)
EUR	100	USD	115	Standard Chartered Bank	8/10/2026	1
USD	4,427	EUR	3,876	Citibank	8/10/2026	(45)
USD	28,841	BRL	150,378	Morgan Stanley	8/10/2026	(747)
USD	24,803	BRL	128,668	Citibank	8/12/2026	(499)
USD	46,897	BRL	242,000	HSBC Bank	8/17/2026	(628)
						$(2,107)
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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$14,814	$—	$14,814
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	14,548	—	14,548
						$29,362	$—	$29,362
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL158,370	$298	$—	$298
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD10,000	$(207)	$(223)	$16
CDX.EM.45	1.00%	Quarterly	6/20/2031	25,000	486	684	(198)
					$279	$461	$(182)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (s) (000)	Value at 7/31/2026 (t) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 14,850	$1,123	$1,101	$22
Investments in affiliates (p)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Industrials 0.00%
Trinity Industries, Inc. (u)	$122,594	$18,928	$69,340	$10,723	$(245)	$—	$3,177
Energy 0.00%
South Bow Corp. (u)	290,818	9,061	379,595	121,372	(41,656)	—	11,389
Total common stocks						—
Investment funds 2.05%
Capital Group Central Corporate Bond Fund	2,726,154	128,433	80,000	(13,790)	(94,593)	2,666,204	95,069
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Investments in affiliates (p) (continued)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.90%
Money market investments 4.86%
Capital Group Central Cash Fund 3.70% (q)	$7,958,233	$14,877,191	$16,494,147	$586	$(1,072)	$6,340,791	$168,001
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.70% (q)(r)	27,985	6,093 (v)				34,078	— (w)
Total short-term securities						6,374,869
Total 6.95%				$118,891	$(137,566)	$9,041,073	$277,636
Restricted securities (n)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-12/15/2025	$2,172	$2,245	— %(x)
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	810	798	— (x)
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	565	562	— (x)
Total		$3,547	$3,605	0.00%(x)

(a)	All or a portion of this security was on loan.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,038,544,000, which represented 2.33% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $135,957,000, which represented 0.10% of the net assets of the fund.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(n)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 7/31/2026.
(r)	Security purchased with cash collateral from securities on loan.
(s)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(t)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(u)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2026. Refer to the investment portfolio for the security value at 7/31/2026.
(v)	Represents net activity.
(w)	Dividend income is included with securities lending income and is not shown in this table.
(x)	Amount less than 0.01%.
Capital Income Builder — Page 60 of 64

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $12,305,615,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $99,315,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $706,512,000 and $218,862,000, respectively.
Capital Income Builder — Page 61 of 64

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2026, were as follows (dollars in thousands):

Capital Income Builder — Page 62 of 64

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,021,308	$78,008	$— *	$20,099,316
Information technology	9,501,357	4,456,157	—	13,957,514
Industrials	12,609,064	—	—	12,609,064
Health care	11,220,611	—	—	11,220,611
Consumer staples	11,019,437	—	—	11,019,437
Utilities	7,911,010	119,378	181	8,030,569
Consumer discretionary	6,856,254	25,173	—	6,881,427
Energy	6,510,396	—	—	6,510,396
Materials	4,139,712	—	—	4,139,712
Communication services	3,066,632	—	—	3,066,632
Real estate	2,632,847	—	—	2,632,847
Preferred securities	357,032	10,270	—	367,302
Convertible stocks	1,744,033	—	—	1,744,033
Convertible bonds & notes	—	2,154	—	2,154
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	8,235,127	—	8,235,127
Mortgage-backed obligations	—	5,449,463	5,009	5,454,472
Corporate bonds and notes	—	5,043,306	—	5,043,306
Asset-backed obligations	—	757,489	846	758,335
Bonds & notes of governments & government agencies outside the U.S.	—	298,976	—	298,976
Loans	—	224,325	6,630	230,955
Municipals	—	36,057	—	36,057
Investment funds	2,666,204	—	—	2,666,204
Short-term securities	6,446,014	—	—	6,446,014
Total	$106,701,911	$24,735,883	$12,666	$131,450,460

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$157	$—	$—	$157
Unrealized appreciation on open forward currency contracts	—	1	—	1
Unrealized appreciation on centrally cleared interest rate swaps	—	29,362	—	29,362
Unrealized appreciation on bilateral interest rate swaps	—	298	—	298
Unrealized appreciation on centrally cleared credit default swaps	—	38	—	38
Liabilities:
Unrealized depreciation on futures contracts	(70,483)	—	—	(70,483)
Unrealized depreciation on open forward currency contracts	—	(2,108)	—	(2,108)
Unrealized depreciation on centrally cleared credit default swaps	—	(198)	—	(198)
Total	$(70,326)	$27,393	$—	$(42,933)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Income Builder — Page 63 of 64

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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds

GO = General Obligation
HKD = Hong Kong dollars
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-012-0926
Capital Income Builder — Page 64 of 64